Shareholder Report	12 Months Ended
	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000011548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	Class A
Trading Symbol	MIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$9,678	$10,000	$10,000
10/15	$9,785	$10,032	$10,042
11/15	$9,749	$9,995	$10,020
12/15	$9,624	$9,945	$9,942
1/16	$9,561	$10,055	$9,977
2/16	$9,615	$10,127	$10,058
3/16	$10,478	$10,251	$10,337
4/16	$10,662	$10,321	$10,478
5/16	$10,653	$10,329	$10,470
6/16	$10,863	$10,511	$10,706
7/16	$11,041	$10,597	$10,862
8/16	$11,087	$10,609	$10,883
9/16	$11,363	$10,611	$10,856
10/16	$11,273	$10,541	$10,768
11/16	$10,976	$10,304	$10,479
12/16	$11,044	$10,334	$10,549
1/17	$11,118	$10,371	$10,582
2/17	$11,240	$10,451	$10,703
3/17	$11,212	$10,447	$10,678
4/17	$11,323	$10,534	$10,792
5/17	$11,445	$10,615	$10,916
6/17	$11,502	$10,606	$10,950
7/17	$11,595	$10,659	$11,030
8/17	$11,670	$10,751	$11,116
9/17	$11,651	$10,713	$11,096
10/17	$11,689	$10,726	$11,141
11/17	$11,660	$10,710	$11,125
12/17	$11,764	$10,757	$11,226
1/18	$11,668	$10,654	$11,119
2/18	$11,457	$10,553	$10,939
3/18	$11,467	$10,606	$10,966
4/18	$11,349	$10,535	$10,864
5/18	$11,397	$10,592	$10,923
6/18	$11,310	$10,577	$10,859
7/18	$11,434	$10,599	$10,950
8/18	$11,463	$10,651	$11,004
9/18	$11,434	$10,606	$10,964
10/18	$11,240	$10,517	$10,804
11/18	$11,172	$10,564	$10,786
12/18	$11,270	$10,730	$10,945
1/19	$11,565	$10,878	$11,202
2/19	$11,624	$10,889	$11,227
3/19	$11,909	$11,086	$11,508
4/19	$12,010	$11,102	$11,570
5/19	$12,149	$11,272	$11,736
6/19	$12,466	$11,431	$12,023
7/19	$12,558	$11,465	$12,090
8/19	$12,927	$11,725	$12,471
9/19	$12,834	$11,674	$12,389
10/19	$12,911	$11,712	$12,465
11/19	$12,949	$11,709	$12,496
12/19	$13,005	$11,727	$12,536
1/20	$13,299	$11,937	$12,830
2/20	$13,428	$12,116	$13,002
3/20	$12,389	$11,879	$12,080
4/20	$13,054	$12,117	$12,714
5/20	$13,312	$12,230	$12,913
6/20	$13,621	$12,332	$13,166
7/20	$14,062	$12,549	$13,594
8/20	$13,887	$12,477	$13,406
9/20	$13,846	$12,454	$13,368
10/20	$13,814	$12,410	$13,344
11/20	$14,234	$12,572	$13,716
12/20	$14,306	$12,615	$13,775
1/21	$14,103	$12,536	$13,599
2/21	$13,856	$12,374	$13,364
3/21	$13,609	$12,230	$13,135
4/21	$13,726	$12,333	$13,281
5/21	$13,800	$12,380	$13,383
6/21	$14,057	$12,470	$13,601
7/21	$14,228	$12,595	$13,787
8/21	$14,170	$12,587	$13,745
9/21	$14,015	$12,479	$13,601
10/21	$14,054	$12,469	$13,634
11/21	$14,019	$12,484	$13,643
12/21	$13,998	$12,476	$13,632
1/22	$13,552	$12,202	$13,173
2/22	$13,258	$12,036	$12,910
3/22	$12,934	$11,713	$12,584
4/22	$12,215	$11,276	$11,896
5/22	$12,271	$11,338	$12,007
6/22	$11,880	$11,112	$11,671
7/22	$12,277	$11,391	$12,049
8/22	$11,917	$11,095	$11,695
9/22	$11,289	$10,617	$11,081
10/22	$11,148	$10,500	$10,966
11/22	$11,707	$10,892	$11,534
12/22	$11,686	$10,855	$11,483
1/23	$12,179	$11,192	$11,943
2/23	$11,835	$10,917	$11,563
3/23	$12,117	$11,173	$11,885
4/23	$12,215	$11,241	$11,976
5/23	$12,059	$11,124	$11,803
6/23	$12,136	$11,107	$11,852
7/23	$12,191	$11,118	$11,892
8/23	$12,094	$11,051	$11,800
9/23	$11,761	$10,788	$11,485
10/23	$11,522	$10,625	$11,270
11/23	$12,222	$11,104	$11,944
12/23	$12,819	$11,525	$12,462
1/24	$12,819	$11,497	$12,440
2/24	$12,648	$11,360	$12,253
3/24	$12,827	$11,471	$12,412
4/24	$12,510	$11,203	$12,096
5/24	$12,751	$11,389	$12,322
6/24	$12,846	$11,493	$12,401
7/24	$13,140	$11,754	$12,696
8/24	$13,352	$11,927	$12,896
9/24	$13,565	$12,090	$13,125
10/24	$13,232	$11,816	$12,806
11/24	$13,394	$11,940	$12,978
12/24	$13,129	$11,760	$12,726
1/25	$13,204	$11,831	$12,797
2/25	$13,477	$12,075	$13,058
3/25	$13,426	$12,073	$13,020
4/25	$13,387	$12,115	$13,016
5/25	$13,400	$12,054	$13,014
6/25	$13,669	$12,242	$13,257
7/25	$13,681	$12,224	$13,266
8/25	$13,806	$12,371	$13,400
9/25	$14,023	$12,502	$13,602

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	3.37%	0.25%	3.78%
Class A, with 3.25% maximum front end sales charge	(0.01)%	(0.40)%	3.44%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 130,916,031
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 140,204
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	Class C
Trading Symbol	MSBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.75%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$10,000	$10,000	$10,000
10/15	$10,102	$10,032	$10,042
11/15	$10,056	$9,995	$10,020
12/15	$9,925	$9,945	$9,942
1/16	$9,850	$10,055	$9,977
2/16	$9,907	$10,127	$10,058
3/16	$10,779	$10,251	$10,337
4/16	$10,969	$10,321	$10,478
5/16	$10,950	$10,329	$10,470
6/16	$11,157	$10,511	$10,706
7/16	$11,343	$10,597	$10,862
8/16	$11,371	$10,609	$10,883
9/16	$11,647	$10,611	$10,856
10/16	$11,547	$10,541	$10,768
11/16	$11,233	$10,304	$10,479
12/16	$11,290	$10,334	$10,549
1/17	$11,367	$10,371	$10,582
2/17	$11,491	$10,451	$10,703
3/17	$11,444	$10,447	$10,678
4/17	$11,549	$10,534	$10,792
5/17	$11,664	$10,615	$10,916
6/17	$11,722	$10,606	$10,950
7/17	$11,809	$10,659	$11,030
8/17	$11,876	$10,751	$11,116
9/17	$11,857	$10,713	$11,096
10/17	$11,881	$10,726	$11,141
11/17	$11,842	$10,710	$11,125
12/17	$11,944	$10,757	$11,226
1/18	$11,837	$10,654	$11,119
2/18	$11,622	$10,553	$10,939
3/18	$11,612	$10,606	$10,966
4/18	$11,501	$10,535	$10,864
5/18	$11,530	$10,592	$10,923
6/18	$11,442	$10,577	$10,859
7/18	$11,564	$10,599	$10,950
8/18	$11,583	$10,651	$11,004
9/18	$11,544	$10,606	$10,964
10/18	$11,337	$10,517	$10,804
11/18	$11,267	$10,564	$10,786
12/18	$11,348	$10,730	$10,945
1/19	$11,647	$10,878	$11,202
2/19	$11,687	$10,889	$11,227
3/19	$11,966	$11,086	$11,508
4/19	$12,066	$11,102	$11,570
5/19	$12,196	$11,272	$11,736
6/19	$12,507	$11,431	$12,023
7/19	$12,592	$11,465	$12,090
8/19	$12,956	$11,725	$12,471
9/19	$12,853	$11,674	$12,389
10/19	$12,921	$11,712	$12,465
11/19	$12,950	$11,709	$12,496
12/19	$12,998	$11,727	$12,536
1/20	$13,283	$11,937	$12,830
2/20	$13,404	$12,116	$13,002
3/20	$12,353	$11,879	$12,080
4/20	$13,013	$12,117	$12,714
5/20	$13,263	$12,230	$12,913
6/20	$13,565	$12,332	$13,166
7/20	$13,988	$12,549	$13,594
8/20	$13,805	$12,477	$13,406
9/20	$13,764	$12,454	$13,368
10/20	$13,716	$12,410	$13,344
11/20	$14,126	$12,572	$13,716
12/20	$14,187	$12,615	$13,775
1/21	$13,963	$12,536	$13,599
2/21	$13,716	$12,374	$13,364
3/21	$13,460	$12,230	$13,135
4/21	$13,566	$12,333	$13,281
5/21	$13,630	$12,380	$13,383
6/21	$13,864	$12,470	$13,601
7/21	$14,034	$12,595	$13,787
8/21	$13,967	$12,587	$13,745
9/21	$13,803	$12,479	$13,601
10/21	$13,821	$12,469	$13,634
11/21	$13,786	$12,484	$13,643
12/21	$13,755	$12,476	$13,632
1/22	$13,313	$12,202	$13,173
2/22	$13,013	$12,036	$12,910
3/22	$12,683	$11,713	$12,584
4/22	$11,965	$11,276	$11,896
5/22	$12,012	$11,338	$12,007
6/22	$11,628	$11,112	$11,671
7/22	$12,001	$11,391	$12,049
8/22	$11,651	$11,095	$11,695
9/22	$11,036	$10,617	$11,081
10/22	$10,880	$10,500	$10,966
11/22	$11,422	$10,892	$11,534
12/22	$11,387	$10,855	$11,483
1/23	$11,871	$11,192	$11,943
2/23	$11,525	$10,917	$11,563
3/23	$11,795	$11,173	$11,885
4/23	$11,882	$11,241	$11,976
5/23	$11,709	$11,124	$11,803
6/23	$11,777	$11,107	$11,852
7/23	$11,835	$11,118	$11,892
8/23	$11,732	$11,051	$11,800
9/23	$11,398	$10,788	$11,485
10/23	$11,167	$10,625	$11,270
11/23	$11,845	$11,104	$11,944
12/23	$12,423	$11,525	$12,462
1/24	$12,423	$11,497	$12,440
2/24	$12,258	$11,360	$12,253
3/24	$12,431	$11,471	$12,412
4/24	$12,124	$11,203	$12,096
5/24	$12,358	$11,389	$12,322
6/24	$12,450	$11,493	$12,401
7/24	$12,734	$11,754	$12,696
8/24	$12,940	$11,927	$12,896
9/24	$13,147	$12,090	$13,125
10/24	$12,823	$11,816	$12,806
11/24	$12,980	$11,940	$12,978
12/24	$12,724	$11,760	$12,726
1/25	$12,797	$11,831	$12,797
2/25	$13,061	$12,075	$13,058
3/25	$13,012	$12,073	$13,020
4/25	$12,974	$12,115	$13,016
5/25	$12,986	$12,054	$13,014
6/25	$13,247	$12,242	$13,257
7/25	$13,259	$12,224	$13,266
8/25	$13,380	$12,371	$13,400
9/25	$13,590	$12,502	$13,602

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.49%	(0.59)%	3.12%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	1.51%	(0.59)%	3.12%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 130,916,031
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 140,204
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	Class I
Trading Symbol	MPFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,011,180	$1,003,197	$1,004,181
11/15	$1,007,449	$999,538	$1,001,984
12/15	$995,322	$994,545	$994,172
1/16	$988,737	$1,005,524	$997,697
2/16	$995,322	$1,012,666	$1,005,754
3/16	$1,083,753	$1,025,077	$1,033,653
4/16	$1,104,590	$1,032,061	$1,047,805
5/16	$1,102,694	$1,032,867	$1,046,995
6/16	$1,125,450	$1,051,051	$1,070,563
7/16	$1,144,470	$1,059,712	$1,086,206
8/16	$1,148,291	$1,060,855	$1,088,333
9/16	$1,177,906	$1,061,107	$1,085,637
10/16	$1,168,311	$1,054,067	$1,076,804
11/16	$1,138,477	$1,030,375	$1,047,917
12/16	$1,145,318	$1,033,436	$1,054,930
1/17	$1,154,046	$1,037,082	$1,058,180
2/17	$1,166,653	$1,045,083	$1,070,318
3/17	$1,163,744	$1,044,733	$1,067,828
4/17	$1,175,447	$1,053,402	$1,079,239
5/17	$1,189,126	$1,061,529	$1,091,647
6/17	$1,194,989	$1,060,629	$1,094,985
7/17	$1,204,832	$1,065,912	$1,102,992
8/17	$1,213,691	$1,075,108	$1,111,557
9/17	$1,212,707	$1,071,325	$1,109,629
10/17	$1,215,667	$1,072,611	$1,114,108
11/17	$1,213,684	$1,070,988	$1,112,485
12/17	$1,224,386	$1,075,709	$1,122,635
1/18	$1,214,399	$1,065,358	$1,111,901
2/18	$1,193,427	$1,055,256	$1,093,852
3/18	$1,194,426	$1,060,578	$1,096,621
4/18	$1,183,131	$1,053,502	$1,086,448
5/18	$1,188,162	$1,059,247	$1,092,268
6/18	$1,180,113	$1,057,711	$1,085,921
7/18	$1,193,249	$1,059,924	$1,094,951
8/18	$1,196,282	$1,065,146	$1,100,358
9/18	$1,193,249	$1,060,582	$1,096,434
10/18	$1,172,843	$1,051,710	$1,080,423
11/18	$1,166,724	$1,056,440	$1,078,624
12/18	$1,176,967	$1,072,968	$1,094,487
1/19	$1,208,860	$1,087,762	$1,120,229
2/19	$1,214,005	$1,088,948	$1,122,658
3/19	$1,244,869	$1,108,612	$1,150,781
4/19	$1,256,306	$1,110,164	$1,157,027
5/19	$1,269,793	$1,127,170	$1,173,608
6/19	$1,304,027	$1,143,113	$1,202,310
7/19	$1,314,451	$1,146,515	$1,209,035
8/19	$1,352,433	$1,172,458	$1,247,058
9/19	$1,344,019	$1,167,378	$1,238,946
10/19	$1,351,388	$1,171,150	$1,246,465
11/19	$1,355,623	$1,170,916	$1,249,604
12/19	$1,361,960	$1,172,661	$1,253,602
1/20	$1,392,721	$1,193,708	$1,282,998
2/20	$1,407,620	$1,211,581	$1,300,164
3/20	$1,297,846	$1,187,915	$1,208,042
4/20	$1,368,068	$1,211,710	$1,271,382
5/20	$1,395,476	$1,223,028	$1,291,270
6/20	$1,428,282	$1,233,232	$1,316,584
7/20	$1,474,997	$1,254,895	$1,359,382
8/20	$1,457,016	$1,247,659	$1,340,638
9/20	$1,454,086	$1,245,411	$1,336,801
10/20	$1,451,172	$1,240,959	$1,334,395
11/20	$1,495,616	$1,257,153	$1,371,572
12/20	$1,502,405	$1,261,494	$1,377,545
1/21	$1,481,054	$1,253,565	$1,359,870
2/21	$1,455,282	$1,237,390	$1,336,441
3/21	$1,429,471	$1,222,990	$1,313,509
4/21	$1,441,994	$1,233,274	$1,328,059
5/21	$1,450,019	$1,237,978	$1,338,262
6/21	$1,477,318	$1,247,003	$1,360,093
7/21	$1,495,583	$1,259,525	$1,378,710
8/21	$1,489,896	$1,258,684	$1,374,538
9/21	$1,475,092	$1,247,936	$1,360,070
10/21	$1,478,507	$1,246,916	$1,363,442
11/21	$1,475,082	$1,248,422	$1,364,282
12/21	$1,473,421	$1,247,580	$1,363,189
1/22	$1,427,524	$1,220,228	$1,317,302
2/22	$1,396,869	$1,203,591	$1,290,954
3/22	$1,362,938	$1,171,300	$1,258,401
4/22	$1,286,317	$1,127,614	$1,189,593
5/22	$1,292,552	$1,133,818	$1,200,698
6/22	$1,252,739	$1,111,162	$1,167,080
7/22	$1,293,818	$1,139,099	$1,204,860
8/22	$1,257,412	$1,109,486	$1,169,529
9/22	$1,191,447	$1,061,685	$1,108,064
10/22	$1,176,978	$1,050,036	$1,096,605
11/22	$1,236,314	$1,089,188	$1,153,390
12/22	$1,233,515	$1,085,489	$1,148,329
1/23	$1,286,882	$1,119,161	$1,194,341
2/23	$1,250,822	$1,091,662	$1,156,349
3/23	$1,280,960	$1,117,271	$1,188,545
4/23	$1,291,644	$1,124,096	$1,197,645
5/23	$1,274,133	$1,112,442	$1,180,300
6/23	$1,282,590	$1,110,713	$1,185,157
7/23	$1,290,049	$1,111,817	$1,189,244
8/23	$1,280,155	$1,105,122	$1,180,005
9/23	$1,245,237	$1,078,770	$1,148,505
10/23	$1,220,242	$1,062,548	$1,126,999
11/23	$1,293,510	$1,110,367	$1,194,373
12/23	$1,357,537	$1,152,499	$1,246,154
1/24	$1,358,807	$1,149,741	$1,244,034
2/24	$1,340,969	$1,135,956	$1,225,334
3/24	$1,358,898	$1,147,110	$1,241,176
4/24	$1,325,468	$1,120,304	$1,209,591
5/24	$1,351,306	$1,138,874	$1,232,249
6/24	$1,361,642	$1,149,285	$1,240,086
7/24	$1,393,017	$1,175,371	$1,269,644
8/24	$1,415,907	$1,192,674	$1,289,611
9/24	$1,440,233	$1,209,032	$1,312,475
10/24	$1,403,839	$1,181,572	$1,280,619
11/24	$1,421,434	$1,194,029	$1,297,752
12/24	$1,393,979	$1,175,995	$1,272,636
1/25	$1,402,013	$1,183,082	$1,279,667
2/25	$1,432,705	$1,207,543	$1,305,755
3/25	$1,426,304	$1,207,254	$1,301,992
4/25	$1,423,916	$1,211,518	$1,301,566
5/25	$1,424,299	$1,205,374	$1,301,419
6/25	$1,453,329	$1,224,153	$1,325,739
7/25	$1,456,413	$1,222,406	$1,326,603
8/25	$1,468,761	$1,237,089	$1,340,046
9/25	$1,492,239	$1,250,196	$1,360,159

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	3.61%	0.52%	4.08%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 130,916,031
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 140,204
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000065127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	Class L
Trading Symbol	MGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$149	1.47%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$10,000	$10,000	$10,000
10/15	$10,113	$10,032	$10,042
11/15	$10,067	$9,995	$10,020
12/15	$9,939	$9,945	$9,942
1/16	$9,864	$10,055	$9,977
2/16	$9,920	$10,127	$10,058
3/16	$10,812	$10,251	$10,337
4/16	$11,004	$10,321	$10,478
5/16	$10,985	$10,329	$10,470
6/16	$11,202	$10,511	$10,706
7/16	$11,383	$10,597	$10,862
8/16	$11,421	$10,609	$10,883
9/16	$11,706	$10,611	$10,856
10/16	$11,601	$10,541	$10,768
11/16	$11,295	$10,304	$10,479
12/16	$11,364	$10,334	$10,549
1/17	$11,441	$10,371	$10,582
2/17	$11,566	$10,451	$10,703
3/17	$11,527	$10,447	$10,678
4/17	$11,644	$10,534	$10,792
5/17	$11,760	$10,615	$10,916
6/17	$11,818	$10,606	$10,950
7/17	$11,906	$10,659	$11,030
8/17	$11,984	$10,751	$11,116
9/17	$11,964	$10,713	$11,096
10/17	$11,992	$10,726	$11,141
11/17	$11,963	$10,710	$11,125
12/17	$12,068	$10,757	$11,226
1/18	$11,960	$10,654	$11,119
2/18	$11,753	$10,553	$10,939
3/18	$11,753	$10,606	$10,966
4/18	$11,633	$10,535	$10,864
5/18	$11,672	$10,592	$10,923
6/18	$11,583	$10,577	$10,859
7/18	$11,711	$10,599	$10,950
8/18	$11,731	$10,651	$11,004
9/18	$11,702	$10,606	$10,964
10/18	$11,488	$10,517	$10,804
11/18	$11,428	$10,564	$10,786
12/18	$11,518	$10,730	$10,945
1/19	$11,820	$10,878	$11,202
2/19	$11,870	$10,889	$11,227
3/19	$12,162	$11,086	$11,508
4/19	$12,264	$11,102	$11,570
5/19	$12,396	$11,272	$11,736
6/19	$12,720	$11,431	$12,023
7/19	$12,811	$11,465	$12,090
8/19	$13,184	$11,725	$12,471
9/19	$13,084	$11,674	$12,389
10/19	$13,158	$11,712	$12,465
11/19	$13,193	$11,709	$12,496
12/19	$13,241	$11,727	$12,536
1/20	$13,529	$11,937	$12,830
2/20	$13,667	$12,116	$13,002
3/20	$12,594	$11,879	$12,080
4/20	$13,278	$12,117	$12,714
5/20	$13,536	$12,230	$12,913
6/20	$13,846	$12,332	$13,166
7/20	$14,280	$12,549	$13,594
8/20	$14,098	$12,477	$13,406
9/20	$14,061	$12,454	$13,368
10/20	$14,024	$12,410	$13,344
11/20	$14,446	$12,572	$13,716
12/20	$14,507	$12,615	$13,775
1/21	$14,290	$12,536	$13,599
2/21	$14,035	$12,374	$13,364
3/21	$13,779	$12,230	$13,135
4/21	$13,904	$12,333	$13,281
5/21	$13,963	$12,380	$13,383
6/21	$14,218	$12,470	$13,601
7/21	$14,397	$12,595	$13,787
8/21	$14,334	$12,587	$13,745
9/21	$14,173	$12,479	$13,601
10/21	$14,196	$12,469	$13,634
11/21	$14,166	$12,484	$13,643
12/21	$14,134	$12,476	$13,632
1/22	$13,683	$12,202	$13,173
2/22	$13,381	$12,036	$12,910
3/22	$13,049	$11,713	$12,584
4/22	$12,319	$11,276	$11,896
5/22	$12,371	$11,338	$12,007
6/22	$11,971	$11,112	$11,671
7/22	$12,356	$11,391	$12,049
8/22	$12,000	$11,095	$11,695
9/22	$11,362	$10,617	$11,081
10/22	$11,216	$10,500	$10,966
11/22	$11,773	$10,892	$11,534
12/22	$11,743	$10,855	$11,483
1/23	$12,239	$11,192	$11,943
2/23	$11,889	$10,917	$11,563
3/23	$12,168	$11,173	$11,885
4/23	$12,261	$11,241	$11,976
5/23	$12,099	$11,124	$11,803
6/23	$12,159	$11,107	$11,852
7/23	$12,222	$11,118	$11,892
8/23	$12,120	$11,051	$11,800
9/23	$11,781	$10,788	$11,485
10/23	$11,536	$10,625	$11,270
11/23	$12,232	$11,104	$11,944
12/23	$12,820	$11,525	$12,462
1/24	$12,820	$11,497	$12,440
2/24	$12,643	$11,360	$12,253
3/24	$12,816	$11,471	$12,412
4/24	$12,481	$11,203	$12,096
5/24	$12,715	$11,389	$12,322
6/24	$12,816	$11,493	$12,401
7/24	$13,103	$11,754	$12,696
8/24	$13,296	$11,927	$12,896
9/24	$13,514	$12,090	$13,125
10/24	$13,176	$11,816	$12,806
11/24	$13,331	$11,940	$12,978
12/24	$13,069	$11,760	$12,726
1/25	$13,132	$11,831	$12,797
2/25	$13,397	$12,075	$13,058
3/25	$13,341	$12,073	$13,020
4/25	$13,297	$12,115	$13,016
5/25	$13,304	$12,054	$13,014
6/25	$13,553	$12,242	$13,257
7/25	$13,573	$12,224	$13,266
8/25	$13,691	$12,371	$13,400
9/25	$13,887	$12,502	$13,602

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	2.76%	(0.25)%	3.34%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 130,916,031
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 140,204
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011562
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	Class A
Trading Symbol	MACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.02%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$9,474	$10,000	$10,000
10/15	$9,513	$10,790	$10,629
11/15	$9,780	$10,850	$10,653
12/15	$9,751	$10,627	$10,412
1/16	$8,632	$10,027	$9,624
2/16	$8,258	$10,024	$9,774
3/16	$8,813	$10,730	$10,472
4/16	$8,838	$10,796	$10,466
5/16	$8,917	$10,990	$10,637
6/16	$9,006	$11,012	$10,636
7/16	$9,577	$11,449	$11,162
8/16	$9,580	$11,478	$11,130
9/16	$9,463	$11,496	$11,124
10/16	$8,898	$11,248	$10,672
11/16	$8,749	$11,751	$11,136
12/16	$8,420	$11,980	$11,175
1/17	$9,080	$12,206	$11,547
2/17	$9,201	$12,660	$11,879
3/17	$9,466	$12,668	$11,945
4/17	$9,878	$12,803	$12,122
5/17	$10,643	$12,934	$12,412
6/17	$10,709	$13,050	$12,449
7/17	$10,786	$13,296	$12,657
8/17	$11,073	$13,322	$12,746
9/17	$10,963	$13,647	$13,106
10/17	$11,287	$13,945	$13,473
11/17	$11,689	$14,368	$13,924
12/17	$11,696	$14,512	$13,999
1/18	$12,564	$15,277	$14,791
2/18	$12,720	$14,714	$14,326
3/18	$12,663	$14,418	$14,303
4/18	$12,499	$14,473	$14,168
5/18	$13,868	$14,882	$14,698
6/18	$14,294	$14,979	$14,754
7/18	$13,974	$15,476	$15,071
8/18	$15,908	$16,020	$15,940
9/18	$16,154	$16,046	$15,872
10/18	$14,335	$14,865	$14,300
11/18	$14,474	$15,162	$14,664
12/18	$13,075	$13,751	$13,333
1/19	$14,991	$14,931	$14,866
2/19	$16,279	$15,457	$15,737
3/19	$16,530	$15,682	$15,950
4/19	$17,493	$16,309	$16,667
5/19	$17,441	$15,253	$15,708
6/19	$18,634	$16,325	$16,811
7/19	$19,430	$16,567	$17,204
8/19	$18,906	$16,229	$16,890
9/19	$16,865	$16,514	$16,698
10/19	$16,896	$16,870	$17,008
11/19	$18,582	$17,511	$17,854
12/19	$18,240	$18,017	$18,063
1/20	$19,548	$17,997	$18,232
2/20	$19,379	$16,523	$16,975
3/20	$17,102	$14,251	$14,443
4/20	$21,171	$16,139	$16,705
5/20	$25,520	$17,002	$18,383
6/20	$29,020	$17,390	$18,814
7/20	$32,871	$18,378	$20,317
8/20	$34,846	$19,709	$20,869
9/20	$36,239	$18,992	$20,577
10/20	$35,754	$18,582	$20,602
11/20	$42,549	$20,842	$23,370
12/20	$44,115	$21,780	$24,491
1/21	$47,910	$21,683	$24,409
2/21	$49,042	$22,361	$24,826
3/21	$43,130	$23,162	$24,352
4/21	$44,342	$24,356	$25,721
5/21	$41,932	$24,467	$25,328
6/21	$47,324	$25,071	$27,049
7/21	$44,728	$25,495	$27,327
8/21	$45,087	$26,222	$28,209
9/21	$42,770	$25,045	$26,843
10/21	$47,564	$26,739	$28,725
11/21	$44,182	$26,332	$27,512
12/21	$38,737	$27,369	$27,608
1/22	$29,878	$25,759	$24,045
2/22	$29,315	$25,110	$23,753
3/22	$27,744	$25,924	$24,135
4/22	$21,402	$23,598	$21,417
5/22	$17,476	$23,566	$20,588
6/22	$16,167	$21,595	$19,049
7/22	$18,503	$23,621	$21,380
8/22	$18,644	$22,739	$20,680
9/22	$16,530	$20,630	$18,925
10/22	$16,651	$22,322	$20,412
11/22	$15,684	$23,487	$21,523
12/22	$14,134	$22,112	$20,231
1/23	$16,570	$23,635	$21,996
2/23	$15,946	$23,083	$21,779
3/23	$16,510	$23,700	$22,079
4/23	$15,382	$23,952	$21,759
5/23	$16,691	$24,046	$21,773
6/23	$18,342	$25,688	$23,456
7/23	$19,952	$26,608	$24,165
8/23	$17,899	$26,095	$23,369
9/23	$16,932	$24,852	$22,230
10/23	$15,422	$24,193	$21,096
11/23	$17,657	$26,449	$23,670
12/23	$20,677	$27,852	$25,464
1/24	$18,946	$28,160	$25,327
2/24	$21,462	$29,685	$27,231
3/24	$22,268	$30,642	$27,882
4/24	$19,973	$29,294	$26,263
5/24	$20,033	$30,678	$26,543
6/24	$20,758	$31,628	$26,986
7/24	$21,201	$32,216	$27,150
8/24	$22,570	$32,917	$27,824
9/24	$23,899	$33,598	$28,751
10/24	$25,711	$33,351	$29,254
11/24	$31,066	$35,570	$33,153
12/24	$29,375	$34,483	$31,092
1/25	$31,952	$35,571	$33,076
2/25	$29,939	$34,890	$31,191
3/25	$27,241	$32,854	$28,878
4/25	$29,335	$32,634	$29,848
5/25	$33,039	$34,703	$32,710
6/25	$35,576	$36,466	$34,135
7/25	$36,724	$37,269	$34,828
8/25	$36,744	$38,131	$35,177
9/25	$36,845	$39,447	$35,084

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	54.17%	0.33%	14.55%
Class A, with 5.25% maximum front end sales charge	46.05%	(0.75)%	13.93%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,231,203,435
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,523,630
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155934
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	Class C
Trading Symbol	MSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.77%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell Midcap® Growth Index
5/17	$10,000	$10,000	$10,000
6/17	$10,052	$10,090	$10,030
7/17	$10,114	$10,280	$10,197
8/17	$10,377	$10,300	$10,269
9/17	$10,264	$10,552	$10,560
10/17	$10,558	$10,782	$10,855
11/17	$10,931	$11,109	$11,218
12/17	$10,924	$11,220	$11,278
1/18	$11,727	$11,812	$11,916
2/18	$11,858	$11,376	$11,542
3/18	$11,804	$11,148	$11,523
4/18	$11,642	$11,190	$11,415
5/18	$12,908	$11,506	$11,842
6/18	$13,287	$11,581	$11,887
7/18	$12,986	$11,966	$12,142
8/18	$14,769	$12,386	$12,842
9/18	$14,993	$12,406	$12,788
10/18	$13,287	$11,493	$11,521
11/18	$13,410	$11,723	$11,815
12/18	$12,107	$10,632	$10,742
1/19	$13,870	$11,545	$11,977
2/19	$15,049	$11,951	$12,679
3/19	$15,267	$12,125	$12,850
4/19	$16,149	$12,609	$13,428
5/19	$16,090	$11,793	$12,656
6/19	$17,179	$12,622	$13,544
7/19	$17,903	$12,809	$13,861
8/19	$17,407	$12,548	$13,608
9/19	$15,525	$12,768	$13,453
10/19	$15,535	$13,043	$13,703
11/19	$17,070	$13,539	$14,384
12/19	$16,746	$13,930	$14,553
1/20	$17,944	$13,915	$14,689
2/20	$17,771	$12,776	$13,676
3/20	$15,675	$11,019	$11,636
4/20	$19,395	$12,478	$13,459
5/20	$23,368	$13,145	$14,811
6/20	$26,547	$13,446	$15,158
7/20	$30,060	$14,209	$16,369
8/20	$31,845	$15,239	$16,814
9/20	$33,100	$14,684	$16,578
10/20	$32,639	$14,367	$16,599
11/20	$38,813	$16,115	$18,828
12/20	$40,220	$16,840	$19,732
1/21	$43,653	$16,765	$19,666
2/21	$44,658	$17,289	$20,002
3/21	$39,254	$17,908	$19,620
4/21	$40,335	$18,832	$20,722
5/21	$38,122	$18,918	$20,406
6/21	$42,992	$19,384	$21,792
7/21	$40,614	$19,712	$22,017
8/21	$40,920	$20,274	$22,728
9/21	$38,796	$19,364	$21,627
10/21	$43,119	$20,674	$23,143
11/21	$40,029	$20,359	$22,165
12/21	$35,085	$21,161	$22,243
1/22	$27,036	$19,916	$19,373
2/22	$26,521	$19,414	$19,138
3/22	$25,078	$20,044	$19,445
4/22	$19,322	$18,245	$17,255
5/22	$15,782	$18,221	$16,587
6/22	$14,576	$16,696	$15,347
7/22	$16,672	$18,263	$17,226
8/22	$16,791	$17,581	$16,661
9/22	$14,873	$15,951	$15,247
10/22	$14,971	$17,259	$16,446
11/22	$14,101	$18,160	$17,340
12/22	$12,697	$17,097	$16,300
1/23	$14,873	$18,274	$17,722
2/23	$14,299	$17,847	$17,547
3/23	$14,793	$18,324	$17,789
4/23	$13,785	$18,519	$17,531
5/23	$14,952	$18,591	$17,542
6/23	$16,415	$19,861	$18,898
7/23	$17,839	$20,573	$19,469
8/23	$15,980	$20,176	$18,828
9/23	$15,130	$19,215	$17,910
10/23	$13,765	$18,705	$16,996
11/23	$15,743	$20,450	$19,070
12/23	$18,432	$21,534	$20,516
1/24	$16,870	$21,773	$20,405
2/24	$19,105	$22,952	$21,939
3/24	$19,797	$23,692	$22,464
4/24	$17,740	$22,649	$21,159
5/24	$17,800	$23,720	$21,385
6/24	$18,432	$24,454	$21,742
7/24	$18,808	$24,908	$21,874
8/24	$20,015	$25,451	$22,417
9/24	$21,182	$25,977	$23,164
10/24	$22,783	$25,786	$23,569
11/24	$27,490	$27,502	$26,710
12/24	$25,987	$26,661	$25,050
1/25	$28,262	$27,503	$26,648
2/25	$26,462	$26,976	$25,130
3/25	$24,049	$25,402	$23,267
4/25	$25,889	$25,232	$24,048
5/25	$29,132	$26,831	$26,354
6/25	$31,369	$28,194	$27,502
7/25	$32,381	$28,815	$28,060
8/25	$32,398	$29,482	$28,341
9/25	$32,487	$30,499	$28,266

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/31/17 (Inception)
Class C	53.03%	(0.42)%	15.19%
Class C, with 1% maximum contingent deferred sales charge	52.03%	(0.42)%	15.19%
Russell 3000® Index	17.41%	15.74%	14.32%
Russell Midcap® Growth Index	22.02%	11.26%	13.28%

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,231,203,435
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,523,630
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011563
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	Class I
Trading Symbol	MPEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.74%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,004,171	$1,078,985	$1,062,938
11/15	$1,032,536	$1,084,967	$1,065,259
12/15	$1,029,907	$1,062,697	$1,041,181
1/16	$911,943	$1,002,734	$962,364
2/16	$872,936	$1,002,411	$977,447
3/16	$931,446	$1,072,987	$1,047,211
4/16	$934,277	$1,079,637	$1,046,575
5/16	$942,771	$1,098,952	$1,063,738
6/16	$952,208	$1,101,212	$1,063,575
7/16	$1,013,235	$1,144,916	$1,116,249
8/16	$1,013,864	$1,147,836	$1,112,970
9/16	$1,001,910	$1,149,640	$1,112,414
10/16	$942,142	$1,124,767	$1,067,220
11/16	$926,728	$1,175,103	$1,113,616
12/16	$891,876	$1,198,033	$1,117,485
1/17	$962,329	$1,220,582	$1,154,742
2/17	$975,376	$1,265,978	$1,187,947
3/17	$1,003,557	$1,266,839	$1,194,529
4/17	$1,047,916	$1,280,267	$1,212,250
5/17	$1,129,327	$1,293,369	$1,241,196
6/17	$1,136,112	$1,305,041	$1,244,877
7/17	$1,144,462	$1,329,648	$1,265,675
8/17	$1,175,252	$1,332,210	$1,274,606
9/17	$1,163,771	$1,364,699	$1,310,645
10/17	$1,198,736	$1,394,480	$1,347,320
11/17	$1,242,051	$1,436,824	$1,392,352
12/17	$1,242,826	$1,451,185	$1,399,851
1/18	$1,335,872	$1,527,677	$1,479,052
2/18	$1,352,118	$1,471,368	$1,432,626
3/18	$1,346,949	$1,441,831	$1,430,289
4/18	$1,329,964	$1,447,311	$1,416,781
5/18	$1,475,441	$1,488,169	$1,469,771
6/18	$1,521,225	$1,497,902	$1,475,449
7/18	$1,487,994	$1,547,611	$1,507,121
8/18	$1,693,286	$1,601,960	$1,593,989
9/18	$1,720,609	$1,604,611	$1,587,208
10/18	$1,527,133	$1,486,459	$1,430,037
11/18	$1,541,902	$1,516,231	$1,466,412
12/18	$1,393,762	$1,375,116	$1,333,349
1/19	$1,598,169	$1,493,148	$1,486,566
2/19	$1,735,646	$1,545,661	$1,573,733
3/19	$1,762,779	$1,568,230	$1,594,965
4/19	$1,866,791	$1,630,853	$1,666,691
5/19	$1,861,365	$1,525,317	$1,570,806
6/19	$1,987,988	$1,632,451	$1,681,122
7/19	$2,074,816	$1,656,717	$1,720,372
8/19	$2,017,835	$1,622,944	$1,689,036
9/19	$1,801,671	$1,651,428	$1,669,800
10/19	$1,805,289	$1,686,978	$1,700,754
11/19	$1,984,370	$1,751,103	$1,785,370
12/19	$1,948,508	$1,801,664	$1,806,284
1/20	$2,089,719	$1,799,697	$1,823,185
2/20	$2,071,432	$1,652,350	$1,697,465
3/20	$1,828,631	$1,425,122	$1,444,305
4/20	$2,264,454	$1,613,865	$1,670,471
5/20	$2,730,755	$1,700,173	$1,838,278
6/20	$3,104,609	$1,739,042	$1,881,365
7/20	$3,518,082	$1,837,790	$2,031,668
8/20	$3,730,407	$1,970,928	$2,086,940
9/20	$3,879,745	$1,899,164	$2,057,716
10/20	$3,828,949	$1,858,174	$2,060,239
11/20	$4,557,354	$2,084,227	$2,336,967
12/20	$4,726,350	$2,177,992	$2,449,077
1/21	$5,134,152	$2,168,305	$2,440,898
2/21	$5,256,602	$2,236,080	$2,482,584
3/21	$4,623,580	$2,316,228	$2,435,233
4/21	$4,755,869	$2,435,627	$2,572,062
5/21	$4,497,850	$2,446,746	$2,532,756
6/21	$5,076,207	$2,507,080	$2,704,865
7/21	$4,799,601	$2,549,476	$2,732,724
8/21	$4,840,054	$2,622,182	$2,820,931
9/21	$4,591,874	$2,504,530	$2,684,309
10/21	$5,107,913	$2,673,898	$2,872,520
11/21	$4,746,030	$2,633,197	$2,751,151
12/21	$4,162,815	$2,736,889	$2,760,800
1/22	$3,211,357	$2,575,861	$2,404,535
2/22	$3,150,876	$2,510,977	$2,375,345
3/22	$2,984,187	$2,592,424	$2,413,483
4/22	$2,301,202	$2,359,774	$2,141,725
5/22	$1,879,315	$2,356,610	$2,058,822
6/22	$1,739,178	$2,159,459	$1,904,919
7/22	$1,989,950	$2,362,055	$2,138,037
8/22	$2,006,176	$2,273,905	$2,068,006
9/22	$1,779,006	$2,063,048	$1,892,480
10/22	$1,792,282	$2,232,230	$2,041,215
11/22	$1,689,023	$2,348,744	$2,152,264
12/22	$1,523,809	$2,211,217	$2,023,088
1/23	$1,784,907	$2,363,509	$2,199,628
2/23	$1,718,526	$2,308,268	$2,177,912
3/23	$1,779,006	$2,369,989	$2,207,916
4/23	$1,658,045	$2,395,239	$2,175,934
5/23	$1,801,133	$2,404,559	$2,177,278
6/23	$1,978,149	$2,568,755	$2,345,563
7/23	$2,152,214	$2,660,837	$2,416,537
8/23	$1,930,944	$2,609,473	$2,336,867
9/23	$1,827,685	$2,485,172	$2,223,032
10/23	$1,663,946	$2,419,294	$2,109,594
11/23	$1,905,867	$2,644,889	$2,366,960
12/23	$2,234,821	$2,785,179	$2,546,397
1/24	$2,047,480	$2,816,046	$2,532,679
2/24	$2,318,903	$2,968,480	$2,723,103
3/24	$2,405,936	$3,064,235	$2,788,217
4/24	$2,158,114	$2,929,404	$2,626,289
5/24	$2,166,965	$3,067,809	$2,654,285
6/24	$2,245,147	$3,162,781	$2,698,622
7/24	$2,293,826	$3,221,574	$2,714,977
8/24	$2,441,339	$3,291,703	$2,782,431
9/24	$2,587,377	$3,359,795	$2,875,148
10/24	$2,785,044	$3,335,122	$2,925,375
11/24	$3,364,770	$3,556,988	$3,315,290
12/24	$3,181,854	$3,448,268	$3,109,230
1/25	$3,462,129	$3,557,123	$3,307,597
2/25	$3,243,810	$3,488,955	$3,119,126
3/25	$2,951,734	$3,285,442	$2,887,848
4/25	$3,178,904	$3,263,400	$2,984,847
5/25	$3,583,089	$3,470,254	$3,271,005
6/25	$3,858,939	$3,646,553	$3,413,488
7/25	$3,984,325	$3,726,860	$3,482,828
8/25	$3,987,275	$3,813,106	$3,517,672
9/25	$3,999,076	$3,944,702	$3,508,360

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	54.56%	0.61%	14.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,231,203,435
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,523,630
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113795
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	Class L
Trading Symbol	MSKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$196	1.55%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,039	$10,790	$10,629
11/15	$10,314	$10,850	$10,653
12/15	$10,280	$10,627	$10,412
1/16	$9,095	$10,027	$9,624
2/16	$8,702	$10,024	$9,774
3/16	$9,280	$10,730	$10,472
4/16	$9,301	$10,796	$10,466
5/16	$9,380	$10,990	$10,637
6/16	$9,465	$11,012	$10,636
7/16	$10,061	$11,449	$11,162
8/16	$10,057	$11,478	$11,130
9/16	$9,927	$11,496	$11,124
10/16	$9,332	$11,248	$10,672
11/16	$9,171	$11,751	$11,136
12/16	$8,821	$11,980	$11,175
1/17	$9,508	$12,206	$11,547
2/17	$9,630	$12,660	$11,879
3/17	$9,897	$12,668	$11,945
4/17	$10,329	$12,803	$12,122
5/17	$11,125	$12,934	$12,412
6/17	$11,180	$13,050	$12,449
7/17	$11,253	$13,296	$12,657
8/17	$11,551	$13,322	$12,746
9/17	$11,423	$13,647	$13,106
10/17	$11,758	$13,945	$13,473
11/17	$12,177	$14,368	$13,924
12/17	$12,169	$14,512	$13,999
1/18	$13,075	$15,277	$14,791
2/18	$13,224	$14,714	$14,326
3/18	$13,168	$14,418	$14,303
4/18	$12,991	$14,473	$14,168
5/18	$14,409	$14,882	$14,698
6/18	$14,838	$14,979	$14,754
7/18	$14,512	$15,476	$15,071
8/18	$16,500	$16,020	$15,940
9/18	$16,761	$16,046	$15,872
10/18	$14,857	$14,865	$14,300
11/18	$14,997	$15,162	$14,664
12/18	$13,554	$13,751	$13,333
1/19	$15,527	$14,931	$14,866
2/19	$16,851	$15,457	$15,737
3/19	$17,108	$15,682	$15,950
4/19	$18,101	$16,309	$16,667
5/19	$18,027	$15,253	$15,708
6/19	$19,253	$16,325	$16,811
7/19	$20,074	$16,567	$17,204
8/19	$19,510	$16,229	$16,890
9/19	$17,414	$16,514	$16,698
10/19	$17,427	$16,870	$17,008
11/19	$19,154	$17,511	$17,854
12/19	$18,803	$18,017	$18,063
1/20	$20,136	$17,997	$18,232
2/20	$19,948	$16,523	$16,975
3/20	$17,601	$14,251	$14,443
4/20	$21,787	$16,139	$16,705
5/20	$26,264	$17,002	$18,383
6/20	$29,842	$17,390	$18,814
7/20	$33,782	$18,378	$20,317
8/20	$35,796	$19,709	$20,869
9/20	$37,215	$18,992	$20,577
10/20	$36,694	$18,582	$20,602
11/20	$43,647	$20,842	$23,370
12/20	$45,244	$21,780	$24,491
1/21	$49,115	$21,683	$24,409
2/21	$50,264	$22,361	$24,826
3/21	$44,176	$23,162	$24,352
4/21	$45,406	$24,356	$25,721
5/21	$42,929	$24,467	$25,328
6/21	$48,418	$25,071	$27,049
7/21	$45,746	$25,495	$27,327
8/21	$46,119	$26,222	$28,209
9/21	$43,722	$25,045	$26,843
10/21	$48,596	$26,739	$28,725
11/21	$45,131	$26,332	$27,512
12/21	$39,561	$27,369	$27,608
1/22	$30,498	$25,759	$24,045
2/22	$29,901	$25,110	$23,753
3/22	$28,300	$25,924	$24,135
4/22	$21,815	$23,598	$21,417
5/22	$17,800	$23,566	$20,588
6/22	$16,470	$21,595	$19,049
7/22	$18,831	$23,621	$21,380
8/22	$18,966	$22,739	$20,680
9/22	$16,823	$20,630	$18,925
10/22	$16,931	$22,322	$20,412
11/22	$15,927	$23,487	$21,523
12/22	$14,354	$22,112	$20,231
1/23	$16,823	$23,635	$21,996
2/23	$16,172	$23,083	$21,779
3/23	$16,741	$23,700	$22,079
4/23	$15,602	$23,952	$21,759
5/23	$16,931	$24,046	$21,773
6/23	$18,587	$25,688	$23,456
7/23	$20,187	$26,608	$24,165
8/23	$18,098	$26,095	$23,369
9/23	$17,121	$24,852	$22,230
10/23	$15,575	$24,193	$21,096
11/23	$17,854	$26,449	$23,670
12/23	$20,893	$27,852	$25,464
1/24	$19,129	$28,160	$25,327
2/24	$21,653	$29,685	$27,231
3/24	$22,467	$30,642	$27,882
4/24	$20,133	$29,294	$26,263
5/24	$20,187	$30,678	$26,543
6/24	$20,920	$31,628	$26,986
7/24	$21,354	$32,216	$27,150
8/24	$22,711	$32,917	$27,824
9/24	$24,068	$33,598	$28,751
10/24	$25,858	$33,351	$29,254
11/24	$31,231	$35,570	$33,153
12/24	$29,521	$34,483	$31,092
1/25	$32,099	$35,571	$33,076
2/25	$30,064	$34,890	$31,191
3/25	$27,324	$32,854	$28,878
4/25	$29,440	$32,634	$29,848
5/25	$33,130	$34,703	$32,710
6/25	$35,654	$36,466	$34,135
7/25	$36,793	$37,269	$34,828
8/25	$36,793	$38,131	$35,177
9/25	$36,902	$39,447	$35,084

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	53.33%	(0.17)%	13.95%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,231,203,435
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,523,630
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129401
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	Class R6
Trading Symbol	MMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.62%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,022,204	$5,394,926	$5,314,690
11/15	$5,163,752	$5,424,833	$5,326,297
12/15	$5,150,642	$5,313,486	$5,205,906
1/16	$4,562,132	$5,013,671	$4,811,818
2/16	$4,367,531	$5,012,057	$4,887,234
3/16	$4,661,001	$5,364,936	$5,236,054
4/16	$4,675,126	$5,398,185	$5,232,874
5/16	$4,719,068	$5,494,761	$5,318,692
6/16	$4,767,718	$5,506,059	$5,317,877
7/16	$5,070,604	$5,724,578	$5,581,247
8/16	$5,073,743	$5,739,180	$5,564,852
9/16	$5,012,538	$5,748,202	$5,562,070
10/16	$4,715,929	$5,623,837	$5,336,100
11/16	$4,639,030	$5,875,515	$5,568,080
12/16	$4,465,448	$5,990,165	$5,587,423
1/17	$4,818,736	$6,102,911	$5,773,708
2/17	$4,883,678	$6,329,888	$5,939,734
3/17	$5,023,954	$6,334,195	$5,972,646
4/17	$5,244,759	$6,401,336	$6,061,248
5/17	$5,652,598	$6,466,847	$6,205,980
6/17	$5,688,966	$6,525,207	$6,224,387
7/17	$5,730,529	$6,648,239	$6,328,373
8/17	$5,883,793	$6,661,048	$6,373,030
9/17	$5,826,644	$6,823,497	$6,553,225
10/17	$6,000,690	$6,972,400	$6,736,599
11/17	$6,216,299	$7,184,118	$6,961,761
12/17	$6,222,609	$7,255,923	$6,999,253
1/18	$6,688,296	$7,638,387	$7,395,259
2/18	$6,768,966	$7,356,839	$7,163,128
3/18	$6,743,299	$7,209,157	$7,151,443
4/18	$6,658,962	$7,236,557	$7,083,904
5/18	$7,388,661	$7,440,847	$7,348,856
6/18	$7,616,004	$7,489,509	$7,377,246
7/18	$7,450,997	$7,738,055	$7,535,603
8/18	$8,481,376	$8,009,798	$7,969,946
9/18	$8,617,048	$8,023,057	$7,936,040
10/18	$7,645,339	$7,432,297	$7,150,187
11/18	$7,722,342	$7,581,156	$7,332,062
12/18	$6,983,899	$6,875,582	$6,666,744
1/19	$8,005,933	$7,465,741	$7,432,829
2/19	$8,696,254	$7,728,305	$7,868,663
3/19	$8,835,215	$7,841,152	$7,974,826
4/19	$9,350,715	$8,154,264	$8,333,453
5/19	$9,328,302	$7,626,586	$7,854,031
6/19	$9,964,832	$8,162,253	$8,405,612
7/19	$10,395,162	$8,283,585	$8,601,862
8/19	$10,112,758	$8,114,721	$8,445,181
9/19	$9,027,967	$8,257,142	$8,349,001
10/19	$9,045,898	$8,434,892	$8,503,772
11/19	$9,951,384	$8,755,517	$8,926,848
12/19	$9,774,434	$9,008,322	$9,031,419
1/20	$10,478,354	$8,998,483	$9,115,927
2/20	$10,387,850	$8,261,748	$8,487,324
3/20	$9,171,074	$7,125,610	$7,221,525
4/20	$11,358,254	$8,069,327	$8,352,357
5/20	$13,696,274	$8,500,863	$9,191,389
6/20	$15,576,747	$8,695,208	$9,406,825
7/20	$17,648,283	$9,188,951	$10,158,340
8/20	$18,714,219	$9,854,639	$10,434,698
9/20	$19,468,419	$9,495,822	$10,288,581
10/20	$19,211,991	$9,290,872	$10,301,194
11/20	$22,867,348	$10,421,135	$11,684,835
12/20	$23,718,869	$10,889,962	$12,245,383
1/21	$25,762,107	$10,841,524	$12,204,492
2/21	$26,383,728	$11,180,400	$12,412,918
3/21	$23,205,356	$11,581,138	$12,176,166
4/21	$23,870,220	$12,178,136	$12,860,310
5/21	$22,578,330	$12,233,729	$12,663,778
6/21	$25,486,432	$12,535,400	$13,524,325
7/21	$24,102,651	$12,747,381	$13,663,622
8/21	$24,308,056	$13,110,908	$14,104,656
9/21	$23,064,816	$12,522,649	$13,421,547
10/21	$25,659,405	$13,369,488	$14,362,601
11/21	$23,843,193	$13,165,986	$13,755,753
12/21	$20,917,532	$13,684,446	$13,804,002
1/22	$16,145,085	$12,879,305	$12,022,674
2/22	$15,840,461	$12,554,885	$11,876,727
3/22	$14,999,118	$12,962,118	$12,067,413
4/22	$11,568,468	$11,798,868	$10,708,626
5/22	$9,450,605	$11,783,049	$10,294,110
6/22	$8,747,068	$10,797,295	$9,524,597
7/22	$10,009,082	$11,810,275	$10,690,183
8/22	$10,088,865	$11,369,524	$10,340,031
9/22	$8,950,151	$10,315,238	$9,462,402
10/22	$9,015,427	$11,161,149	$10,206,074
11/22	$8,493,214	$11,743,719	$10,761,320
12/22	$7,666,377	$11,056,084	$10,115,442
1/23	$8,979,162	$11,817,546	$10,998,141
2/23	$8,645,526	$11,541,338	$10,889,562
3/23	$8,950,151	$11,849,944	$11,039,579
4/23	$8,348,155	$11,976,197	$10,879,670
5/23	$9,058,945	$12,022,794	$10,886,391
6/23	$9,958,312	$12,843,776	$11,727,817
7/23	$10,828,667	$13,304,183	$12,082,686
8/23	$9,718,964	$13,047,363	$11,684,334
9/23	$9,204,004	$12,425,862	$11,115,160
10/23	$8,377,167	$12,096,468	$10,547,968
11/23	$9,602,917	$13,224,443	$11,834,801
12/23	$11,256,591	$13,925,893	$12,731,987
1/24	$10,313,707	$14,080,229	$12,663,394
2/24	$11,677,263	$14,842,400	$13,615,516
3/24	$12,119,693	$15,321,177	$13,941,087
4/24	$10,872,184	$14,647,018	$13,131,446
5/24	$10,915,702	$15,339,047	$13,271,425
6/24	$11,307,362	$15,813,904	$13,493,110
7/24	$11,553,963	$16,107,868	$13,574,887
8/24	$12,301,017	$16,458,516	$13,912,156
9/24	$13,040,819	$16,798,974	$14,375,739
10/24	$14,034,474	$16,675,610	$14,626,877
11/24	$16,957,416	$17,784,940	$16,576,451
12/24	$16,036,291	$17,241,339	$15,546,151
1/25	$17,457,871	$17,785,617	$16,537,985
2/25	$16,355,421	$17,444,774	$15,595,632
3/25	$14,883,070	$16,427,212	$14,439,239
4/25	$16,036,291	$16,317,002	$14,924,234
5/25	$18,074,372	$17,351,272	$16,355,024
6/25	$19,459,687	$18,232,766	$17,067,442
7/25	$20,097,947	$18,634,299	$17,414,138
8/25	$20,119,706	$19,065,532	$17,588,358
9/25	$20,177,730	$19,723,509	$17,541,799

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	54.73%	0.72%	14.97%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,231,203,435
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,523,630
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011555
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	Class A
Trading Symbol	MBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$9,477	$10,000	$10,000
10/15	$9,915	$10,785	$10,480
11/15	$9,797	$10,696	$10,338
12/15	$9,651	$10,503	$10,226
1/16	$9,370	$9,869	$9,870
2/16	$9,291	$9,802	$9,893
3/16	$9,860	$10,528	$10,427
4/16	$10,024	$10,683	$10,596
5/16	$9,946	$10,697	$10,563
6/16	$9,880	$10,632	$10,624
7/16	$10,142	$11,090	$10,889
8/16	$10,188	$11,128	$10,887
9/16	$10,233	$11,196	$10,959
10/16	$10,031	$11,006	$10,758
11/16	$10,004	$11,089	$10,686
12/16	$10,158	$11,329	$10,819
1/17	$10,323	$11,639	$11,042
2/17	$10,475	$11,965	$11,247
3/17	$10,614	$12,112	$11,318
4/17	$10,798	$12,300	$11,457
5/17	$10,990	$12,572	$11,659
6/17	$11,049	$12,629	$11,686
7/17	$11,247	$12,982	$11,961
8/17	$11,273	$13,032	$12,036
9/17	$11,425	$13,283	$12,132
10/17	$11,544	$13,559	$12,265
11/17	$11,709	$13,822	$12,462
12/17	$11,811	$14,045	$12,599
1/18	$12,196	$14,837	$13,086
2/18	$11,874	$14,214	$12,710
3/18	$11,853	$13,910	$12,601
4/18	$11,825	$14,042	$12,592
5/18	$11,699	$14,060	$12,563
6/18	$11,657	$13,984	$12,500
7/18	$11,867	$14,406	$12,718
8/18	$11,825	$14,519	$12,783
9/18	$11,846	$14,582	$12,773
10/18	$11,306	$13,489	$12,141
11/18	$11,432	$13,686	$12,263
12/18	$11,038	$12,722	$11,844
1/19	$11,662	$13,727	$12,477
2/19	$11,790	$14,094	$12,649
3/19	$11,926	$14,271	$12,807
4/19	$12,151	$14,753	$13,052
5/19	$11,782	$13,878	$12,658
6/19	$12,327	$14,787	$13,267
7/19	$12,271	$14,830	$13,276
8/19	$12,127	$14,478	$13,195
9/19	$12,247	$14,783	$13,308
10/19	$12,487	$15,188	$13,562
11/19	$12,631	$15,558	$13,719
12/19	$12,987	$16,106	$14,041
1/20	$12,760	$15,928	$14,020
2/20	$12,060	$14,642	$13,378
3/20	$10,710	$12,665	$12,175
4/20	$11,532	$14,022	$13,053
5/20	$11,906	$14,632	$13,416
6/20	$12,182	$15,099	$13,721
7/20	$12,727	$15,898	$14,332
8/20	$13,199	$16,871	$14,849
9/20	$12,939	$16,327	$14,541
10/20	$12,751	$15,930	$14,334
11/20	$13,939	$17,894	$15,498
12/20	$14,443	$18,724	$16,013
1/21	$14,410	$18,639	$15,913
2/21	$14,664	$19,071	$16,025
3/21	$14,862	$19,580	$16,158
4/21	$15,273	$20,436	$16,664
5/21	$15,618	$20,754	$16,882
6/21	$15,454	$21,028	$16,956
7/21	$15,495	$21,173	$17,116
8/21	$15,634	$21,703	$17,345
9/21	$15,232	$20,806	$16,792
10/21	$15,544	$21,868	$17,290
11/21	$15,273	$21,342	$17,020
12/21	$15,647	$22,195	$17,419
1/22	$15,275	$21,105	$16,763
2/22	$14,983	$20,560	$16,423
3/22	$14,903	$21,005	$16,437
4/22	$13,866	$19,324	$15,287
5/22	$14,061	$19,347	$15,314
6/22	$12,954	$17,716	$14,343
7/22	$13,565	$18,953	$15,066
8/22	$12,954	$18,255	$14,496
9/22	$11,882	$16,508	$13,365
10/22	$12,316	$17,504	$13,812
11/22	$13,255	$18,862	$14,715
12/22	$12,987	$18,119	$14,399
1/23	$13,816	$19,418	$15,208
2/23	$13,299	$18,862	$14,744
3/23	$13,620	$19,443	$15,203
4/23	$13,700	$19,723	$15,361
5/23	$13,442	$19,511	$15,142
6/23	$13,941	$20,644	$15,669
7/23	$14,315	$21,400	$16,057
8/23	$13,985	$20,802	$15,700
9/23	$13,468	$19,942	$15,127
10/23	$13,183	$19,342	$14,782
11/23	$14,154	$21,127	$15,899
12/23	$14,796	$22,142	$16,621
1/24	$14,689	$22,272	$16,588
2/24	$14,920	$23,228	$16,931
3/24	$15,232	$23,957	$17,288
4/24	$14,778	$23,167	$16,771
5/24	$15,286	$24,108	$17,268
6/24	$15,428	$24,644	$17,508
7/24	$15,820	$25,042	$17,871
8/24	$16,141	$25,678	$18,312
9/24	$16,435	$26,274	$18,692
10/24	$15,945	$25,685	$18,190
11/24	$16,328	$26,645	$18,623
12/24	$15,868	$26,015	$18,199
1/25	$16,242	$26,888	$18,607
2/25	$16,351	$26,726	$18,646
3/25	$16,141	$25,670	$18,250
4/25	$16,406	$25,909	$18,567
5/25	$16,898	$27,399	$19,180
6/25	$17,455	$28,629	$19,843
7/25	$17,418	$29,017	$19,886
8/25	$17,838	$29,734	$20,296
9/25	$18,230	$30,811	$20,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	10.92%	7.10%	6.76%
Class A, with 5.25% maximum front end sales charge	5.11%	5.95%	6.19%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 571,810,125
Holdings Count | Holding	1,447
Advisory Fees Paid, Amount	$ 2,494,414
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Material Fund Change Adviser [Text Block]

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	Class C
Trading Symbol	MSSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$10,000	$10,000	$10,000
10/15	$10,458	$10,785	$10,480
11/15	$10,326	$10,696	$10,338
12/15	$10,164	$10,503	$10,226
1/16	$9,865	$9,869	$9,870
2/16	$9,775	$9,802	$9,893
3/16	$10,365	$10,528	$10,427
4/16	$10,532	$10,683	$10,596
5/16	$10,442	$10,697	$10,563
6/16	$10,365	$10,632	$10,624
7/16	$10,636	$11,090	$10,889
8/16	$10,678	$11,128	$10,887
9/16	$10,713	$11,196	$10,959
10/16	$10,490	$11,006	$10,758
11/16	$10,456	$11,089	$10,686
12/16	$10,615	$11,329	$10,819
1/17	$10,775	$11,639	$11,042
2/17	$10,928	$11,965	$11,247
3/17	$11,060	$12,112	$11,318
4/17	$11,248	$12,300	$11,457
5/17	$11,442	$12,572	$11,659
6/17	$11,498	$12,629	$11,686
7/17	$11,692	$12,982	$11,961
8/17	$11,713	$13,032	$12,036
9/17	$11,866	$13,283	$12,132
10/17	$11,984	$13,559	$12,265
11/17	$12,144	$13,822	$12,462
12/17	$12,238	$14,045	$12,599
1/18	$12,634	$14,837	$13,086
2/18	$12,290	$14,214	$12,710
3/18	$12,260	$13,910	$12,601
4/18	$12,224	$14,042	$12,592
5/18	$12,092	$14,060	$12,563
6/18	$12,033	$13,984	$12,500
7/18	$12,246	$14,406	$12,718
8/18	$12,187	$14,519	$12,783
9/18	$12,202	$14,582	$12,773
10/18	$11,637	$13,489	$12,141
11/18	$11,762	$13,686	$12,263
12/18	$11,355	$12,722	$11,844
1/19	$11,988	$13,727	$12,477
2/19	$12,105	$14,094	$12,649
3/19	$12,238	$14,271	$12,807
4/19	$12,463	$14,753	$13,052
5/19	$12,072	$13,878	$12,658
6/19	$12,630	$14,787	$13,267
7/19	$12,563	$14,830	$13,276
8/19	$12,405	$14,478	$13,195
9/19	$12,513	$14,783	$13,308
10/19	$12,755	$15,188	$13,562
11/19	$12,888	$15,558	$13,719
12/19	$13,251	$16,106	$14,041
1/20	$13,005	$15,928	$14,020
2/20	$12,286	$14,642	$13,378
3/20	$10,905	$12,665	$12,175
4/20	$11,735	$14,022	$13,053
5/20	$12,108	$14,632	$13,416
6/20	$12,379	$15,099	$13,721
7/20	$12,921	$15,898	$14,332
8/20	$13,395	$16,871	$14,849
9/20	$13,115	$16,327	$14,541
10/20	$12,921	$15,930	$14,334
11/20	$14,114	$17,894	$15,498
12/20	$14,611	$18,724	$16,013
1/21	$14,569	$18,639	$15,913
2/21	$14,815	$19,071	$16,025
3/21	$15,011	$19,580	$16,158
4/21	$15,410	$20,436	$16,664
5/21	$15,750	$20,754	$16,882
6/21	$15,572	$21,028	$16,956
7/21	$15,606	$21,173	$17,116
8/21	$15,733	$21,703	$17,345
9/21	$15,317	$20,806	$16,792
10/21	$15,623	$21,868	$17,290
11/21	$15,342	$21,342	$17,020
12/21	$15,703	$22,195	$17,419
1/22	$15,318	$21,105	$16,763
2/22	$15,017	$20,560	$16,423
3/22	$14,925	$21,005	$16,437
4/22	$13,883	$19,324	$15,287
5/22	$14,066	$19,347	$15,314
6/22	$12,950	$17,716	$14,343
7/22	$13,553	$18,953	$15,066
8/22	$12,931	$18,255	$14,496
9/22	$11,852	$16,508	$13,365
10/22	$12,282	$17,504	$13,812
11/22	$13,206	$18,862	$14,715
12/22	$12,934	$18,119	$14,399
1/23	$13,751	$19,418	$15,208
2/23	$13,227	$18,862	$14,744
3/23	$13,539	$19,443	$15,203
4/23	$13,604	$19,723	$15,361
5/23	$13,337	$19,511	$15,142
6/23	$13,824	$20,644	$15,669
7/23	$14,191	$21,400	$16,057
8/23	$13,852	$20,802	$15,700
9/23	$13,328	$19,942	$15,127
10/23	$13,046	$19,342	$14,782
11/23	$14,007	$21,127	$15,899
12/23	$14,642	$22,142	$16,621
1/24	$14,536	$22,272	$16,588
2/24	$14,765	$23,228	$16,931
3/24	$15,074	$23,957	$17,288
4/24	$14,624	$23,167	$16,771
5/24	$15,127	$24,108	$17,268
6/24	$15,268	$24,644	$17,508
7/24	$15,655	$25,042	$17,871
8/24	$15,973	$25,678	$18,312
9/24	$16,264	$26,274	$18,692
10/24	$15,779	$25,685	$18,190
11/24	$16,158	$26,645	$18,623
12/24	$15,703	$26,015	$18,199
1/25	$16,073	$26,888	$18,607
2/25	$16,181	$26,726	$18,646
3/25	$15,973	$25,670	$18,250
4/25	$16,235	$25,909	$18,567
5/25	$16,722	$27,399	$19,180
6/25	$17,273	$28,629	$19,843
7/25	$17,237	$29,017	$19,886
8/25	$17,652	$29,734	$20,296
9/25	$18,040	$30,811	$20,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.11%	6.25%	6.08%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	9.11%	6.25%	6.08%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 571,810,125
Holdings Count | Holding	1,447
Advisory Fees Paid, Amount	$ 2,494,414
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Material Fund Change Adviser [Text Block]

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011556
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	Class I
Trading Symbol	MPBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,047,325	$1,078,482	$1,048,046
11/15	$1,034,979	$1,069,578	$1,033,848
12/15	$1,019,629	$1,050,290	$1,022,572
1/16	$990,104	$986,946	$987,036
2/16	$981,865	$980,153	$989,331
3/16	$1,042,974	$1,052,792	$1,042,726
4/16	$1,060,826	$1,068,332	$1,059,593
5/16	$1,051,900	$1,069,682	$1,056,348
6/16	$1,045,720	$1,063,202	$1,062,361
7/16	$1,073,872	$1,109,022	$1,088,883
8/16	$1,079,365	$1,112,752	$1,088,714
9/16	$1,084,171	$1,119,571	$1,095,927
10/16	$1,062,199	$1,100,569	$1,075,759
11/16	$1,060,139	$1,108,933	$1,068,635
12/16	$1,076,493	$1,132,888	$1,081,933
1/17	$1,094,550	$1,163,865	$1,104,166
2/17	$1,110,524	$1,196,512	$1,124,695
3/17	$1,125,803	$1,211,150	$1,131,771
4/17	$1,145,250	$1,230,025	$1,145,721
5/17	$1,166,085	$1,257,188	$1,165,851
6/17	$1,172,336	$1,262,905	$1,168,623
7/17	$1,193,866	$1,298,199	$1,196,077
8/17	$1,197,338	$1,303,172	$1,203,566
9/17	$1,214,006	$1,328,350	$1,213,182
10/17	$1,226,508	$1,355,933	$1,226,461
11/17	$1,244,565	$1,382,182	$1,246,154
12/17	$1,255,972	$1,404,465	$1,259,935
1/18	$1,297,418	$1,483,700	$1,308,590
2/18	$1,262,633	$1,421,387	$1,270,970
3/18	$1,261,152	$1,390,960	$1,260,057
4/18	$1,258,192	$1,404,243	$1,259,204
5/18	$1,245,610	$1,405,996	$1,256,327
6/18	$1,241,169	$1,398,382	$1,250,010
7/18	$1,264,113	$1,440,553	$1,271,793
8/18	$1,259,672	$1,451,870	$1,278,322
9/18	$1,261,893	$1,458,189	$1,277,252
10/18	$1,204,904	$1,348,914	$1,214,115
11/18	$1,218,226	$1,368,643	$1,226,288
12/18	$1,176,931	$1,272,243	$1,184,382
1/19	$1,243,869	$1,372,699	$1,247,706
2/19	$1,258,274	$1,409,414	$1,264,856
3/19	$1,272,678	$1,427,139	$1,280,735
4/19	$1,297,250	$1,475,327	$1,305,165
5/19	$1,257,426	$1,387,812	$1,265,781
6/19	$1,316,739	$1,478,686	$1,326,737
7/19	$1,310,808	$1,483,019	$1,327,595
8/19	$1,295,556	$1,447,838	$1,319,497
9/19	$1,309,113	$1,478,303	$1,330,787
10/19	$1,335,380	$1,518,762	$1,356,185
11/19	$1,350,632	$1,555,837	$1,371,936
12/19	$1,389,295	$1,610,626	$1,404,124
1/20	$1,365,148	$1,592,836	$1,401,987
2/20	$1,290,984	$1,464,183	$1,337,816
3/20	$1,146,104	$1,266,513	$1,217,460
4/20	$1,234,929	$1,402,188	$1,305,273
5/20	$1,275,461	$1,463,171	$1,341,624
6/20	$1,305,644	$1,509,923	$1,372,113
7/20	$1,364,286	$1,589,778	$1,433,158
8/20	$1,415,167	$1,687,081	$1,484,914
9/20	$1,386,708	$1,632,684	$1,454,050
10/20	$1,367,736	$1,592,996	$1,433,399
11/20	$1,495,368	$1,789,353	$1,549,835
12/20	$1,549,498	$1,872,432	$1,601,337
1/21	$1,546,876	$1,863,916	$1,591,326
2/21	$1,573,968	$1,907,091	$1,602,486
3/21	$1,595,817	$1,958,028	$1,615,836
4/21	$1,640,388	$2,043,638	$1,666,390
5/21	$1,677,967	$2,075,442	$1,688,210
6/21	$1,660,489	$2,102,790	$1,695,600
7/21	$1,665,732	$2,117,280	$1,711,638
8/21	$1,680,589	$2,170,274	$1,734,496
9/21	$1,637,766	$2,080,621	$1,679,176
10/21	$1,671,850	$2,186,823	$1,728,980
11/21	$1,643,010	$2,134,163	$1,701,976
12/21	$1,683,963	$2,219,531	$1,741,873
1/22	$1,644,319	$2,110,524	$1,676,266
2/22	$1,614,113	$2,056,015	$1,642,321
3/22	$1,605,618	$2,100,547	$1,643,658
4/22	$1,494,234	$1,932,415	$1,528,700
5/22	$1,515,945	$1,934,676	$1,531,442
6/22	$1,396,066	$1,771,590	$1,434,329
7/22	$1,462,141	$1,895,305	$1,506,624
8/22	$1,397,954	$1,825,529	$1,449,563
9/22	$1,281,851	$1,650,773	$1,336,512
10/22	$1,329,047	$1,750,392	$1,381,228
11/22	$1,430,047	$1,886,158	$1,471,508
12/22	$1,402,583	$1,811,936	$1,439,948
1/23	$1,492,797	$1,941,810	$1,520,784
2/23	$1,436,769	$1,886,158	$1,474,409
3/23	$1,471,905	$1,944,313	$1,520,334
4/23	$1,480,452	$1,972,258	$1,536,129
5/23	$1,452,913	$1,951,134	$1,514,246
6/23	$1,507,041	$2,064,418	$1,566,950
7/23	$1,548,824	$2,139,993	$1,605,708
8/23	$1,512,739	$2,080,193	$1,569,999
9/23	$1,457,661	$1,994,175	$1,512,701
10/23	$1,426,323	$1,934,217	$1,478,179
11/23	$1,532,680	$2,112,737	$1,589,853
12/23	$1,602,952	$2,214,220	$1,662,104
1/24	$1,591,557	$2,227,200	$1,658,776
2/24	$1,616,247	$2,322,777	$1,693,148
3/24	$1,651,382	$2,395,705	$1,728,772
4/24	$1,602,002	$2,316,663	$1,677,098
5/24	$1,657,080	$2,410,751	$1,726,758
6/24	$1,673,224	$2,464,444	$1,750,824
7/24	$1,715,956	$2,504,189	$1,787,105
8/24	$1,751,092	$2,567,787	$1,831,250
9/24	$1,783,379	$2,627,439	$1,869,241
10/24	$1,731,150	$2,568,462	$1,819,004
11/24	$1,772,933	$2,664,532	$1,862,306
12/24	$1,722,841	$2,601,458	$1,819,875
1/25	$1,763,769	$2,688,778	$1,860,669
2/25	$1,776,437	$2,672,580	$1,864,587
3/25	$1,754,024	$2,567,001	$1,824,986
4/25	$1,783,258	$2,590,942	$1,856,651
5/25	$1,837,828	$2,739,866	$1,918,044
6/25	$1,898,244	$2,862,889	$1,984,256
7/25	$1,895,321	$2,901,715	$1,988,580
8/25	$1,941,120	$2,973,361	$2,029,602
9/25	$1,983,996	$3,081,122	$2,079,039

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	11.25%	7.43%	7.09%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 571,810,125
Holdings Count | Holding	1,447
Advisory Fees Paid, Amount	$ 2,494,414
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Material Fund Change Adviser [Text Block]

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113792
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	Class L
Trading Symbol	MSDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$164	1.56%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$10,000	$10,000	$10,000
10/15	$10,465	$10,785	$10,480
11/15	$10,333	$10,696	$10,338
12/15	$10,171	$10,503	$10,226
1/16	$9,872	$9,869	$9,870
2/16	$9,789	$9,802	$9,893
3/16	$10,386	$10,528	$10,427
4/16	$10,553	$10,683	$10,596
5/16	$10,463	$10,697	$10,563
6/16	$10,386	$10,632	$10,624
7/16	$10,664	$11,090	$10,889
8/16	$10,706	$11,128	$10,887
9/16	$10,747	$11,196	$10,959
10/16	$10,525	$11,006	$10,758
11/16	$10,497	$11,089	$10,686
12/16	$10,657	$11,329	$10,819
1/17	$10,824	$11,639	$11,042
2/17	$10,977	$11,965	$11,247
3/17	$11,116	$12,112	$11,318
4/17	$11,304	$12,300	$11,457
5/17	$11,499	$12,572	$11,659
6/17	$11,555	$12,629	$11,686
7/17	$11,757	$12,982	$11,961
8/17	$11,777	$13,032	$12,036
9/17	$11,938	$13,283	$12,132
10/17	$12,056	$13,559	$12,265
11/17	$12,216	$13,822	$12,462
12/17	$12,318	$14,045	$12,599
1/18	$12,716	$14,837	$13,086
2/18	$12,370	$14,214	$12,710
3/18	$12,348	$13,910	$12,601
4/18	$12,318	$14,042	$12,592
5/18	$12,186	$14,060	$12,563
6/18	$12,134	$13,984	$12,500
7/18	$12,348	$14,406	$12,718
8/18	$12,296	$14,519	$12,783
9/18	$12,311	$14,582	$12,773
10/18	$11,744	$13,489	$12,141
11/18	$11,869	$13,686	$12,263
12/18	$11,461	$12,722	$11,844
1/19	$12,104	$13,727	$12,477
2/19	$12,230	$14,094	$12,649
3/19	$12,363	$14,271	$12,807
4/19	$12,589	$14,753	$13,052
5/19	$12,205	$13,878	$12,658
6/19	$12,765	$14,787	$13,267
7/19	$12,706	$14,830	$13,276
8/19	$12,547	$14,478	$13,195
9/19	$12,664	$14,783	$13,308
10/19	$12,915	$15,188	$13,562
11/19	$13,049	$15,558	$13,719
12/19	$13,413	$16,106	$14,041
1/20	$13,166	$15,928	$14,020
2/20	$12,444	$14,642	$13,378
3/20	$11,051	$12,665	$12,175
4/20	$11,892	$14,022	$13,053
5/20	$12,274	$14,632	$13,416
6/20	$12,555	$15,099	$13,721
7/20	$13,107	$15,898	$14,332
8/20	$13,591	$16,871	$14,849
9/20	$13,311	$16,327	$14,541
10/20	$13,115	$15,930	$14,334
11/20	$14,330	$17,894	$15,498
12/20	$14,842	$18,724	$16,013
1/21	$14,800	$18,639	$15,913
2/21	$15,056	$19,071	$16,025
3/21	$15,252	$19,580	$16,158
4/21	$15,663	$20,436	$16,664
5/21	$16,022	$20,754	$16,882
6/21	$15,842	$21,028	$16,956
7/21	$15,876	$21,173	$17,116
8/21	$16,004	$21,703	$17,345
9/21	$15,586	$20,806	$16,792
10/21	$15,902	$21,868	$17,290
11/21	$15,620	$21,342	$17,020
12/21	$15,990	$22,195	$17,419
1/22	$15,605	$21,105	$16,763
2/22	$15,311	$20,560	$16,423
3/22	$15,219	$21,005	$16,437
4/22	$14,154	$19,324	$15,287
5/22	$14,346	$19,347	$15,314
6/22	$13,208	$17,716	$14,343
7/22	$13,823	$18,953	$15,066
8/22	$13,198	$18,255	$14,496
9/22	$12,105	$16,508	$13,365
10/22	$12,537	$17,504	$13,812
11/22	$13,483	$18,862	$14,715
12/22	$13,208	$18,119	$14,399
1/23	$14,047	$19,418	$15,208
2/23	$13,512	$18,862	$14,744
3/23	$13,835	$19,443	$15,203
4/23	$13,909	$19,723	$15,361
5/23	$13,641	$19,511	$15,142
6/23	$14,139	$20,644	$15,669
7/23	$14,517	$21,400	$16,057
8/23	$14,176	$20,802	$15,700
9/23	$13,641	$19,942	$15,127
10/23	$13,346	$19,342	$14,782
11/23	$14,333	$21,127	$15,899
12/23	$14,969	$22,142	$16,621
1/24	$14,859	$22,272	$16,588
2/24	$15,080	$23,228	$16,931
3/24	$15,394	$23,957	$17,288
4/24	$14,932	$23,167	$16,771
5/24	$15,431	$24,108	$17,268
6/24	$15,569	$24,644	$17,508
7/24	$15,956	$25,042	$17,871
8/24	$16,270	$25,678	$18,312
9/24	$16,565	$26,274	$18,692
10/24	$16,067	$25,685	$18,190
11/24	$16,445	$26,645	$18,623
12/24	$15,974	$26,015	$18,199
1/25	$16,341	$26,888	$18,607
2/25	$16,444	$26,726	$18,646
3/25	$16,219	$25,670	$18,250
4/25	$16,482	$25,909	$18,567
5/25	$16,980	$27,399	$19,180
6/25	$17,516	$28,629	$19,843
7/25	$17,478	$29,017	$19,886
8/25	$17,892	$29,734	$20,296
9/25	$18,278	$30,811	$20,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	10.34%	6.55%	6.22%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 571,810,125
Holdings Count | Holding	1,447
Advisory Fees Paid, Amount	$ 2,494,414
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Material Fund Change Adviser [Text Block]

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156275
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	Class R6
Trading Symbol	MGPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,236,626	$5,392,409	$5,240,230
11/15	$5,178,326	$5,347,889	$5,169,238
12/15	$5,101,577	$5,251,450	$5,112,862
1/16	$4,953,954	$4,934,731	$4,935,178
2/16	$4,912,757	$4,900,764	$4,946,656
3/16	$5,218,302	$5,263,958	$5,213,629
4/16	$5,307,562	$5,341,660	$5,297,964
5/16	$5,262,932	$5,348,409	$5,281,741
6/16	$5,232,034	$5,316,010	$5,311,807
7/16	$5,376,224	$5,545,111	$5,444,415
8/16	$5,400,256	$5,563,758	$5,443,568
9/16	$5,420,855	$5,597,857	$5,479,637
10/16	$5,314,429	$5,502,846	$5,378,797
11/16	$5,304,129	$5,544,665	$5,343,177
12/16	$5,387,740	$5,664,439	$5,409,667
1/17	$5,474,583	$5,819,323	$5,520,830
2/17	$5,557,953	$5,982,562	$5,623,477
3/17	$5,630,901	$6,055,750	$5,658,853
4/17	$5,731,639	$6,150,127	$5,728,606
5/17	$5,835,850	$6,285,939	$5,829,255
6/17	$5,867,114	$6,314,524	$5,843,114
7/17	$5,974,799	$6,490,994	$5,980,387
8/17	$5,992,168	$6,515,862	$6,017,832
9/17	$6,075,537	$6,641,749	$6,065,909
10/17	$6,138,064	$6,779,667	$6,132,304
11/17	$6,228,381	$6,910,909	$6,230,771
12/17	$6,283,734	$7,022,325	$6,299,677
1/18	$6,491,093	$7,418,500	$6,542,950
2/18	$6,320,762	$7,106,936	$6,354,851
3/18	$6,309,654	$6,954,800	$6,300,285
4/18	$6,298,545	$7,021,215	$6,296,019
5/18	$6,235,597	$7,029,981	$6,281,633
6/18	$6,213,380	$6,991,911	$6,250,050
7/18	$6,324,465	$7,202,764	$6,358,965
8/18	$6,305,951	$7,259,352	$6,391,609
9/18	$6,317,059	$7,290,946	$6,386,260
10/18	$6,031,940	$6,744,570	$6,070,577
11/18	$6,098,591	$6,843,213	$6,131,441
12/18	$5,893,911	$6,361,214	$5,921,909
1/19	$6,228,888	$6,863,493	$6,238,528
2/19	$6,296,732	$7,047,072	$6,324,282
3/19	$6,373,056	$7,135,696	$6,403,673
4/19	$6,496,022	$7,376,637	$6,525,823
5/19	$6,300,972	$6,939,062	$6,328,907
6/19	$6,597,788	$7,393,430	$6,633,685
7/19	$6,568,106	$7,415,093	$6,637,974
8/19	$6,491,782	$7,239,190	$6,597,486
9/19	$6,555,385	$7,391,514	$6,653,936
10/19	$6,691,073	$7,593,810	$6,780,925
11/19	$6,767,397	$7,779,186	$6,859,678
12/19	$6,958,732	$8,053,132	$7,020,618
1/20	$6,837,861	$7,964,178	$7,009,935
2/20	$6,466,613	$7,320,913	$6,689,080
3/20	$5,745,703	$6,332,565	$6,087,300
4/20	$6,190,336	$7,010,942	$6,526,367
5/20	$6,393,227	$7,315,855	$6,708,122
6/20	$6,539,999	$7,549,615	$6,860,566
7/20	$6,833,544	$7,948,891	$7,165,789
8/20	$7,088,237	$8,435,404	$7,424,569
9/20	$6,950,098	$8,163,420	$7,270,252
10/20	$6,850,811	$7,964,978	$7,166,996
11/20	$7,494,019	$8,946,765	$7,749,175
12/20	$7,763,706	$9,362,159	$8,006,685
1/21	$7,750,577	$9,319,579	$7,956,630
2/21	$7,886,245	$9,535,453	$8,012,429
3/21	$7,995,654	$9,790,138	$8,079,180
4/21	$8,218,850	$10,218,188	$8,331,951
5/21	$8,411,411	$10,377,208	$8,441,050
6/21	$8,323,883	$10,513,951	$8,478,001
7/21	$8,345,765	$10,586,401	$8,558,190
8/21	$8,424,540	$10,851,371	$8,672,478
9/21	$8,205,721	$10,403,104	$8,395,882
10/21	$8,380,776	$10,934,115	$8,644,898
11/21	$8,236,355	$10,670,816	$8,509,879
12/21	$8,437,130	$11,097,654	$8,709,367
1/22	$8,243,228	$10,552,622	$8,381,329
2/22	$8,087,160	$10,280,077	$8,211,603
3/22	$8,044,596	$10,502,733	$8,218,290
4/22	$7,486,534	$9,662,075	$7,643,499
5/22	$7,595,309	$9,673,382	$7,657,211
6/22	$6,999,413	$8,857,951	$7,171,645
7/22	$7,330,466	$9,476,524	$7,533,118
8/22	$7,004,142	$9,127,647	$7,247,813
9/22	$6,427,164	$8,253,864	$6,682,559
10/22	$6,663,630	$8,751,960	$6,906,140
11/22	$7,169,669	$9,430,792	$7,357,542
12/22	$7,028,102	$9,059,681	$7,199,741
1/23	$7,480,146	$9,709,050	$7,603,918
2/23	$7,204,161	$9,430,789	$7,372,047
3/23	$7,380,220	$9,721,565	$7,601,672
4/23	$7,423,046	$9,861,288	$7,680,643
5/23	$7,285,053	$9,755,669	$7,571,230
6/23	$7,556,280	$10,322,092	$7,834,748
7/23	$7,765,648	$10,699,963	$8,028,538
8/23	$7,584,830	$10,400,964	$7,849,997
9/23	$7,304,087	$9,970,875	$7,563,506
10/23	$7,151,819	$9,671,083	$7,390,897
11/23	$7,684,756	$10,563,683	$7,949,264
12/23	$8,036,874	$11,071,099	$8,310,518
1/24	$7,979,774	$11,136,001	$8,293,880
2/24	$8,108,250	$11,613,884	$8,465,738
3/24	$8,279,551	$11,978,523	$8,643,859
4/24	$8,036,874	$11,583,316	$8,385,490
5/24	$8,312,859	$12,053,756	$8,633,788
6/24	$8,393,752	$12,322,219	$8,754,120
7/24	$8,607,878	$12,520,946	$8,935,524
8/24	$8,783,937	$12,838,934	$9,156,248
9/24	$8,945,722	$13,137,196	$9,346,205
10/24	$8,684,012	$12,842,308	$9,095,018
11/24	$8,893,380	$13,322,658	$9,311,532
12/24	$8,647,112	$13,007,289	$9,099,375
1/25	$8,852,298	$13,443,891	$9,303,347
2/25	$8,915,808	$13,362,900	$9,322,934
3/25	$8,803,444	$12,835,003	$9,124,929
4/25	$8,950,005	$12,954,710	$9,283,255
5/25	$9,223,586	$13,699,332	$9,590,220
6/25	$9,526,480	$14,314,446	$9,921,278
7/25	$9,511,823	$14,508,577	$9,942,898
8/25	$9,741,436	$14,866,806	$10,148,010
9/25	$9,961,278	$15,405,609	$10,395,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	11.35%	7.46%	7.14%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 571,810,125
Holdings Count | Holding	1,447
Advisory Fees Paid, Amount	$ 2,494,414
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Material Fund Change Adviser [Text Block]

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110150
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	Class A
Trading Symbol	MSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$9,674	$10,000	$10,000
10/15	$9,833	$10,032	$10,275
11/15	$9,693	$9,995	$10,047
12/15	$9,347	$9,945	$9,793
1/16	$9,144	$10,055	$9,636
2/16	$9,165	$10,127	$9,691
3/16	$9,513	$10,251	$10,122
4/16	$9,780	$10,321	$10,518
5/16	$9,853	$10,329	$10,583
6/16	$9,894	$10,511	$10,681
7/16	$10,187	$10,597	$10,969
8/16	$10,408	$10,609	$11,199
9/16	$10,471	$10,611	$11,273
10/16	$10,534	$10,541	$11,317
11/16	$10,566	$10,304	$11,263
12/16	$10,748	$10,334	$11,471
1/17	$10,900	$10,371	$11,638
2/17	$11,019	$10,451	$11,807
3/17	$10,986	$10,447	$11,781
4/17	$11,106	$10,534	$11,917
5/17	$11,183	$10,615	$12,020
6/17	$11,172	$10,606	$12,037
7/17	$11,305	$10,659	$12,170
8/17	$11,293	$10,751	$12,165
9/17	$11,417	$10,713	$12,274
10/17	$11,518	$10,726	$12,326
11/17	$11,540	$10,710	$12,295
12/17	$11,583	$10,757	$12,332
1/18	$11,698	$10,654	$12,406
2/18	$11,616	$10,553	$12,300
3/18	$11,593	$10,606	$12,226
4/18	$11,651	$10,535	$12,306
5/18	$11,639	$10,592	$12,302
6/18	$11,709	$10,577	$12,352
7/18	$11,792	$10,599	$12,486
8/18	$11,875	$10,651	$12,579
9/18	$11,947	$10,606	$12,649
10/18	$11,736	$10,517	$12,446
11/18	$11,565	$10,564	$12,339
12/18	$11,282	$10,730	$12,075
1/19	$11,736	$10,878	$12,621
2/19	$11,921	$10,889	$12,831
3/19	$12,020	$11,086	$12,952
4/19	$12,219	$11,102	$13,136
5/19	$12,081	$11,272	$12,980
6/19	$12,315	$11,431	$13,275
7/19	$12,350	$11,465	$13,350
8/19	$12,372	$11,725	$13,404
9/19	$12,458	$11,674	$13,452
10/19	$12,494	$11,712	$13,490
11/19	$12,516	$11,709	$13,534
12/19	$12,810	$11,727	$13,804
1/20	$12,849	$11,937	$13,808
2/20	$12,662	$12,116	$13,613
3/20	$10,750	$11,879	$12,053
4/20	$11,036	$12,117	$12,596
5/20	$11,614	$12,230	$13,151
6/20	$11,817	$12,332	$13,280
7/20	$12,317	$12,549	$13,902
8/20	$12,496	$12,477	$14,035
9/20	$12,431	$12,454	$13,890
10/20	$12,509	$12,410	$13,961
11/20	$12,960	$12,572	$14,513
12/20	$13,177	$12,615	$14,786
1/21	$13,232	$12,536	$14,835
2/21	$13,303	$12,374	$14,890
3/21	$13,376	$12,230	$14,912
4/21	$13,505	$12,333	$15,074
5/21	$13,561	$12,380	$15,118
6/21	$13,716	$12,470	$15,321
7/21	$13,715	$12,595	$15,379
8/21	$13,786	$12,587	$15,458
9/21	$13,815	$12,479	$15,457
10/21	$13,772	$12,469	$15,430
11/21	$13,628	$12,484	$15,280
12/21	$13,852	$12,476	$15,567
1/22	$13,591	$12,202	$15,141
2/22	$13,411	$12,036	$14,985
3/22	$13,319	$11,713	$14,814
4/22	$12,888	$11,276	$14,287
5/22	$12,735	$11,338	$14,322
6/22	$11,884	$11,112	$13,358
7/22	$12,481	$11,391	$14,146
8/22	$12,282	$11,095	$13,820
9/22	$11,785	$10,617	$13,271
10/22	$12,118	$10,500	$13,616
11/22	$12,286	$10,892	$13,912
12/22	$12,216	$10,855	$13,825
1/23	$12,693	$11,192	$14,351
2/23	$12,561	$10,917	$14,167
3/23	$12,694	$11,173	$14,318
4/23	$12,812	$11,241	$14,461
5/23	$12,702	$11,124	$14,329
6/23	$12,911	$11,107	$14,568
7/23	$13,138	$11,118	$14,769
8/23	$13,147	$11,051	$14,810
9/23	$12,962	$10,788	$14,635
10/23	$12,745	$10,625	$14,465
11/23	$13,305	$11,104	$15,120
12/23	$13,822	$11,525	$15,684
1/24	$13,904	$11,497	$15,683
2/24	$13,946	$11,360	$15,729
3/24	$14,154	$11,471	$15,915
4/24	$14,030	$11,203	$15,765
5/24	$14,190	$11,389	$15,938
6/24	$14,334	$11,493	$16,089
7/24	$14,496	$11,754	$16,402
8/24	$14,706	$11,927	$16,669
9/24	$14,881	$12,090	$16,939
10/24	$14,848	$11,816	$16,847
11/24	$15,022	$11,940	$17,041
12/24	$14,969	$11,760	$16,969
1/25	$15,127	$11,831	$17,201
2/25	$15,198	$12,075	$17,316
3/25	$14,975	$12,073	$17,139
4/25	$14,966	$12,115	$17,135
5/25	$15,209	$12,054	$17,423
6/25	$15,507	$12,242	$17,744
7/25	$15,589	$12,224	$17,824
8/25	$15,781	$12,371	$18,046
9/25	$15,882	$12,502	$18,194

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.72%	5.02%	5.08%
Class A, with 3.25% maximum front end sales charge	3.27%	4.33%	4.73%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 59,504,668
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Material Fund Change Adviser [Text Block]

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155936
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	Class C
Trading Symbol	MSHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$10,000	$10,000	$10,000
10/15	$10,168	$10,032	$10,275
11/15	$10,007	$9,995	$10,047
12/15	$9,649	$9,945	$9,793
1/16	$9,429	$10,055	$9,636
2/16	$9,444	$10,127	$9,691
3/16	$9,797	$10,251	$10,122
4/16	$10,078	$10,321	$10,518
5/16	$10,136	$10,329	$10,583
6/16	$10,173	$10,511	$10,681
7/16	$10,468	$10,597	$10,969
8/16	$10,688	$10,609	$11,199
9/16	$10,747	$10,611	$11,273
10/16	$10,805	$10,541	$11,317
11/16	$10,831	$10,304	$11,263
12/16	$11,015	$10,334	$11,471
1/17	$11,160	$10,371	$11,638
2/17	$11,275	$10,451	$11,807
3/17	$11,235	$10,447	$11,781
4/17	$11,351	$10,534	$11,917
5/17	$11,423	$10,615	$12,020
6/17	$11,392	$10,606	$12,037
7/17	$11,533	$10,659	$12,170
8/17	$11,513	$10,751	$12,165
9/17	$11,632	$10,713	$12,274
10/17	$11,717	$10,726	$12,326
11/17	$11,732	$10,710	$12,295
12/17	$11,773	$10,757	$12,332
1/18	$11,891	$10,654	$12,406
2/18	$11,789	$10,553	$12,300
3/18	$11,770	$10,606	$12,226
4/18	$11,810	$10,535	$12,306
5/18	$11,803	$10,592	$12,302
6/18	$11,867	$10,577	$12,352
7/18	$11,933	$10,599	$12,486
8/18	$12,022	$10,651	$12,579
9/18	$12,086	$10,606	$12,649
10/18	$11,871	$10,517	$12,446
11/18	$11,691	$10,564	$12,339
12/18	$11,391	$10,730	$12,075
1/19	$11,849	$10,878	$12,621
2/19	$12,028	$10,889	$12,831
3/19	$12,109	$11,086	$12,952
4/19	$12,315	$11,102	$13,136
5/19	$12,168	$11,272	$12,980
6/19	$12,397	$11,431	$13,275
7/19	$12,424	$11,465	$13,350
8/19	$12,425	$11,725	$13,404
9/19	$12,516	$11,674	$13,452
10/19	$12,542	$11,712	$13,490
11/19	$12,556	$11,709	$13,534
12/19	$12,834	$11,727	$13,804
1/20	$12,873	$11,937	$13,808
2/20	$12,677	$12,116	$13,613
3/20	$10,755	$11,879	$12,053
4/20	$11,035	$12,117	$12,596
5/20	$11,611	$12,230	$13,151
6/20	$11,808	$12,332	$13,280
7/20	$12,301	$12,549	$13,902
8/20	$12,472	$12,477	$14,035
9/20	$12,399	$12,454	$13,890
10/20	$12,470	$12,410	$13,961
11/20	$12,898	$12,572	$14,513
12/20	$13,112	$12,615	$14,786
1/21	$13,167	$12,536	$14,835
2/21	$13,231	$12,374	$14,890
3/21	$13,281	$12,230	$14,912
4/21	$13,415	$12,333	$15,074
5/21	$13,449	$12,380	$15,118
6/21	$13,594	$12,470	$15,321
7/21	$13,585	$12,595	$15,379
8/21	$13,645	$12,587	$15,458
9/21	$13,664	$12,479	$15,457
10/21	$13,626	$12,469	$15,430
11/21	$13,460	$12,484	$15,280
12/21	$13,693	$12,476	$15,567
1/22	$13,405	$12,202	$15,141
2/22	$13,233	$12,036	$14,985
3/22	$13,135	$11,713	$14,814
4/22	$12,687	$11,276	$14,287
5/22	$12,529	$11,338	$14,322
6/22	$11,697	$11,112	$13,358
7/22	$12,277	$11,391	$14,146
8/22	$12,074	$11,095	$13,820
9/22	$11,577	$10,617	$13,271
10/22	$11,897	$10,500	$13,616
11/22	$12,054	$10,892	$13,912
12/22	$11,970	$10,855	$13,825
1/23	$12,438	$11,192	$14,351
2/23	$12,301	$10,917	$14,167
3/23	$12,408	$11,173	$14,318
4/23	$12,531	$11,241	$14,461
5/23	$12,415	$11,124	$14,329
6/23	$12,612	$11,107	$14,568
7/23	$12,826	$11,118	$14,769
8/23	$12,825	$11,051	$14,810
9/23	$12,637	$10,788	$14,635
10/23	$12,426	$10,625	$14,465
11/23	$12,971	$11,104	$15,120
12/23	$13,476	$11,525	$15,684
1/24	$13,556	$11,497	$15,683
2/24	$13,597	$11,360	$15,729
3/24	$13,799	$11,471	$15,915
4/24	$13,678	$11,203	$15,765
5/24	$13,835	$11,389	$15,938
6/24	$13,975	$11,493	$16,089
7/24	$14,133	$11,754	$16,402
8/24	$14,337	$11,927	$16,669
9/24	$14,509	$12,090	$16,939
10/24	$14,476	$11,816	$16,847
11/24	$14,646	$11,940	$17,041
12/24	$14,594	$11,760	$16,969
1/25	$14,748	$11,831	$17,201
2/25	$14,817	$12,075	$17,316
3/25	$14,600	$12,073	$17,139
4/25	$14,591	$12,115	$17,135
5/25	$14,828	$12,054	$17,423
6/25	$15,119	$12,242	$17,744
7/25	$15,199	$12,224	$17,824
8/25	$15,386	$12,371	$18,046
9/25	$15,484	$12,502	$18,194

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.84%	4.21%	4.47%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	4.85%	4.21%	4.47%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 59,504,668
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Material Fund Change Adviser [Text Block]

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110149
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	Class I
Trading Symbol	MSYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,017,718	$1,003,197	$1,027,491
11/15	$1,002,493	$999,538	$1,004,651
12/15	$967,421	$994,545	$979,348
1/16	$946,458	$1,005,524	$963,609
2/16	$948,853	$1,012,666	$969,117
3/16	$985,116	$1,025,077	$1,012,188
4/16	$1,014,162	$1,032,061	$1,051,815
5/16	$1,020,875	$1,032,867	$1,058,310
6/16	$1,025,456	$1,051,051	$1,068,050
7/16	$1,057,145	$1,059,712	$1,096,929
8/16	$1,079,236	$1,060,855	$1,119,876
9/16	$1,087,180	$1,061,107	$1,127,340
10/16	$1,094,053	$1,054,067	$1,131,693
11/16	$1,096,574	$1,030,375	$1,126,321
12/16	$1,117,263	$1,033,436	$1,147,108
1/17	$1,131,876	$1,037,082	$1,163,769
2/17	$1,144,579	$1,045,083	$1,180,706
3/17	$1,142,573	$1,044,733	$1,178,071
4/17	$1,155,410	$1,053,402	$1,191,675
5/17	$1,163,729	$1,061,529	$1,202,038
6/17	$1,161,702	$1,060,629	$1,203,663
7/17	$1,177,060	$1,065,912	$1,216,994
8/17	$1,176,185	$1,075,108	$1,216,517
9/17	$1,189,366	$1,071,325	$1,227,440
10/17	$1,199,082	$1,072,611	$1,232,624
11/17	$1,201,738	$1,070,988	$1,229,478
12/17	$1,206,826	$1,075,709	$1,233,193
1/18	$1,220,049	$1,065,358	$1,240,589
2/18	$1,210,695	$1,055,256	$1,230,046
3/18	$1,208,587	$1,060,578	$1,222,616
4/18	$1,214,997	$1,053,502	$1,230,571
5/18	$1,215,308	$1,059,247	$1,230,230
6/18	$1,223,013	$1,057,711	$1,235,168
7/18	$1,230,779	$1,059,924	$1,248,648
8/18	$1,241,068	$1,065,146	$1,257,856
9/18	$1,248,910	$1,060,582	$1,264,861
10/18	$1,227,787	$1,051,710	$1,244,640
11/18	$1,210,352	$1,056,440	$1,233,932
12/18	$1,180,246	$1,072,968	$1,207,513
1/19	$1,227,661	$1,087,762	$1,262,097
2/19	$1,247,296	$1,088,948	$1,283,084
3/19	$1,257,975	$1,108,612	$1,295,152
4/19	$1,280,429	$1,110,164	$1,313,567
5/19	$1,266,356	$1,127,170	$1,297,956
6/19	$1,290,030	$1,143,113	$1,327,538
7/19	$1,295,316	$1,146,515	$1,335,023
8/19	$1,296,666	$1,172,458	$1,340,363
9/19	$1,307,360	$1,167,378	$1,345,245
10/19	$1,311,419	$1,171,150	$1,348,960
11/19	$1,314,106	$1,170,916	$1,353,364
12/19	$1,344,199	$1,172,661	$1,380,422
1/20	$1,349,663	$1,193,708	$1,380,789
2/20	$1,330,434	$1,211,581	$1,361,318
3/20	$1,128,895	$1,187,915	$1,205,316
4/20	$1,159,531	$1,211,710	$1,259,620
5/20	$1,220,652	$1,223,028	$1,315,112
6/20	$1,242,335	$1,233,232	$1,327,985
7/20	$1,296,608	$1,254,895	$1,390,243
8/20	$1,315,731	$1,247,659	$1,403,459
9/20	$1,309,296	$1,245,411	$1,389,023
10/20	$1,317,875	$1,240,959	$1,396,076
11/20	$1,364,207	$1,257,153	$1,451,306
12/20	$1,387,841	$1,261,494	$1,478,621
1/21	$1,395,107	$1,253,565	$1,483,512
2/21	$1,403,127	$1,237,390	$1,488,962
3/21	$1,411,178	$1,222,990	$1,491,189
4/21	$1,425,155	$1,233,274	$1,507,386
5/21	$1,431,445	$1,237,978	$1,511,845
6/21	$1,448,163	$1,247,003	$1,532,097
7/21	$1,448,529	$1,259,525	$1,537,933
8/21	$1,456,415	$1,258,684	$1,545,833
9/21	$1,458,289	$1,247,936	$1,545,664
10/21	$1,455,633	$1,246,916	$1,543,017
11/21	$1,440,813	$1,248,422	$1,528,011
12/21	$1,465,167	$1,247,580	$1,556,653
1/22	$1,437,523	$1,220,228	$1,514,088
2/22	$1,418,988	$1,203,591	$1,498,543
3/22	$1,409,680	$1,171,300	$1,481,363
4/22	$1,363,002	$1,127,614	$1,428,688
5/22	$1,347,392	$1,133,818	$1,432,191
6/22	$1,259,437	$1,111,162	$1,335,762
7/22	$1,321,409	$1,139,099	$1,414,616
8/22	$1,302,336	$1,109,486	$1,382,018
9/22	$1,250,129	$1,061,685	$1,327,125
10/22	$1,285,693	$1,050,036	$1,361,614
11/22	$1,302,219	$1,089,188	$1,391,168
12/22	$1,295,588	$1,085,489	$1,382,486
1/23	$1,347,737	$1,119,161	$1,435,120
2/23	$1,334,107	$1,091,662	$1,416,671
3/23	$1,346,915	$1,117,271	$1,431,814
4/23	$1,361,398	$1,124,096	$1,446,112
5/23	$1,350,170	$1,112,442	$1,432,860
6/23	$1,372,747	$1,110,713	$1,456,836
7/23	$1,397,190	$1,111,817	$1,476,936
8/23	$1,396,818	$1,105,122	$1,481,027
9/23	$1,379,353	$1,078,770	$1,463,506
10/23	$1,356,731	$1,062,548	$1,446,463
11/23	$1,414,876	$1,110,367	$1,511,994
12/23	$1,470,641	$1,152,499	$1,568,361
1/24	$1,481,120	$1,149,741	$1,568,298
2/24	$1,485,953	$1,135,956	$1,572,881
3/24	$1,508,447	$1,147,110	$1,591,488
4/24	$1,495,601	$1,120,304	$1,576,528
5/24	$1,511,203	$1,138,874	$1,593,848
6/24	$1,528,680	$1,149,285	$1,608,901
7/24	$1,546,305	$1,175,371	$1,640,179
8/24	$1,569,050	$1,192,674	$1,666,934
9/24	$1,588,257	$1,209,032	$1,693,903
10/24	$1,585,489	$1,181,572	$1,684,748
11/24	$1,604,465	$1,194,029	$1,704,130
12/24	$1,599,709	$1,175,995	$1,696,865
1/25	$1,616,608	$1,183,082	$1,720,050
2/25	$1,624,633	$1,207,543	$1,731,596
3/25	$1,601,387	$1,207,254	$1,713,894
4/25	$1,600,890	$1,211,518	$1,713,549
5/25	$1,627,277	$1,205,374	$1,742,332
6/25	$1,659,620	$1,224,153	$1,774,376
7/25	$1,670,783	$1,222,406	$1,782,371
8/25	$1,689,822	$1,237,089	$1,804,648
9/25	$1,701,120	$1,250,196	$1,819,369

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	7.11%	5.38%	5.46%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 59,504,668
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Material Fund Change Adviser [Text Block]

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198829
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	Class IR
Trading Symbol	MRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$4,989,930	$5,012,558	$4,971,503
7/18	$5,021,734	$5,023,048	$5,025,759
8/18	$5,063,836	$5,047,795	$5,062,823
9/18	$5,095,961	$5,026,165	$5,091,016
10/18	$5,009,853	$4,984,120	$5,009,628
11/18	$4,938,835	$5,006,535	$4,966,529
12/18	$4,816,227	$5,084,865	$4,860,194
1/19	$5,009,713	$5,154,975	$5,079,889
2/19	$5,089,956	$5,160,593	$5,164,364
3/19	$5,133,651	$5,253,782	$5,212,938
4/19	$5,225,412	$5,261,136	$5,287,055
5/19	$5,168,106	$5,341,729	$5,224,222
6/19	$5,264,856	$5,417,284	$5,343,288
7/19	$5,286,557	$5,433,409	$5,373,415
8/19	$5,292,203	$5,556,353	$5,394,910
9/19	$5,335,986	$5,532,280	$5,414,558
10/19	$5,352,683	$5,550,154	$5,429,511
11/19	$5,363,788	$5,549,045	$5,447,237
12/19	$5,486,885	$5,557,313	$5,556,143
1/20	$5,509,189	$5,657,056	$5,557,620
2/20	$5,430,843	$5,741,760	$5,479,252
3/20	$4,608,268	$5,629,603	$4,851,351
4/20	$4,739,139	$5,742,372	$5,069,923
5/20	$4,988,800	$5,796,005	$5,293,275
6/20	$5,071,739	$5,844,366	$5,345,087
7/20	$5,293,436	$5,947,028	$5,595,672
8/20	$5,371,637	$5,912,735	$5,648,866
9/20	$5,345,499	$5,902,079	$5,590,764
10/20	$5,380,659	$5,880,984	$5,619,153
11/20	$5,575,837	$5,957,727	$5,841,449
12/20	$5,666,754	$5,978,301	$5,951,392
1/21	$5,696,423	$5,940,724	$5,971,077
2/21	$5,729,477	$5,864,071	$5,993,014
3/21	$5,762,604	$5,795,829	$6,001,978
4/21	$5,819,829	$5,844,565	$6,067,170
5/21	$5,845,332	$5,866,858	$6,085,116
6/21	$5,913,732	$5,909,628	$6,166,631
7/21	$5,915,408	$5,968,968	$6,190,118
8/21	$5,947,761	$5,964,984	$6,221,918
9/21	$5,959,681	$5,914,045	$6,221,238
10/21	$5,942,825	$5,909,212	$6,210,585
11/21	$5,883,302	$5,916,350	$6,150,185
12/21	$5,983,181	$5,912,361	$6,265,465
1/22	$5,870,291	$5,782,737	$6,094,146
2/22	$5,795,332	$5,703,895	$6,031,576
3/22	$5,757,413	$5,550,867	$5,962,428
4/22	$5,566,882	$5,343,834	$5,750,413
5/22	$5,504,352	$5,373,236	$5,764,511
6/22	$5,145,144	$5,265,866	$5,376,388
7/22	$5,398,462	$5,398,260	$5,693,776
8/22	$5,320,423	$5,257,925	$5,562,570
9/22	$5,107,250	$5,031,394	$5,341,627
10/22	$5,252,764	$4,976,188	$5,480,444
11/22	$5,320,405	$5,161,733	$5,599,398
12/22	$5,292,834	$5,144,201	$5,564,451
1/23	$5,505,878	$5,303,776	$5,776,301
2/23	$5,450,471	$5,173,453	$5,702,044
3/23	$5,503,089	$5,294,819	$5,762,995
4/23	$5,562,480	$5,327,164	$5,820,543
5/23	$5,516,554	$5,271,933	$5,767,206
6/23	$5,608,916	$5,263,740	$5,863,706
7/23	$5,708,927	$5,268,973	$5,944,610
8/23	$5,707,554	$5,237,244	$5,961,075
9/23	$5,636,339	$5,112,361	$5,890,553
10/23	$5,544,032	$5,035,480	$5,821,955
11/23	$5,781,775	$5,262,101	$6,085,715
12/23	$6,017,085	$5,461,768	$6,312,591
1/24	$6,052,774	$5,448,697	$6,312,340
2/24	$6,072,677	$5,383,369	$6,330,785
3/24	$6,164,747	$5,436,226	$6,405,679
4/24	$6,112,403	$5,309,190	$6,345,463
5/24	$6,176,328	$5,397,196	$6,415,177
6/24	$6,247,913	$5,446,536	$6,475,762
7/24	$6,320,105	$5,570,159	$6,601,657
8/24	$6,413,355	$5,652,157	$6,709,342
9/24	$6,492,029	$5,729,680	$6,817,893
10/24	$6,480,872	$5,599,543	$6,781,043
11/24	$6,558,613	$5,658,577	$6,859,057
12/24	$6,531,825	$5,573,115	$6,829,814
1/25	$6,608,579	$5,606,699	$6,923,135
2/25	$6,641,548	$5,722,621	$6,969,605
3/25	$6,546,653	$5,721,255	$6,898,358
4/25	$6,544,774	$5,741,462	$6,896,968
5/25	$6,652,829	$5,712,343	$7,012,817
6/25	$6,785,210	$5,801,339	$7,141,794
7/25	$6,823,052	$5,793,058	$7,173,973
8/25	$6,909,028	$5,862,642	$7,263,638
9/25	$6,955,383	$5,924,758	$7,322,889

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	7.14%	5.41%	4.63%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.35%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.37%

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 59,504,668
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Material Fund Change Adviser [Text Block]

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110152
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	Class L
Trading Symbol	MSYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$10,000	$10,000	$10,000
10/15	$10,162	$10,032	$10,275
11/15	$10,014	$9,995	$10,047
12/15	$9,664	$9,945	$9,793
1/16	$9,444	$10,055	$9,636
2/16	$9,463	$10,127	$9,691
3/16	$9,821	$10,251	$10,122
4/16	$10,095	$10,321	$10,518
5/16	$10,167	$10,329	$10,583
6/16	$10,208	$10,511	$10,681
7/16	$10,508	$10,597	$10,969
8/16	$10,733	$10,609	$11,199
9/16	$10,795	$10,611	$11,273
10/16	$10,859	$10,541	$11,317
11/16	$10,889	$10,304	$11,263
12/16	$11,083	$10,334	$11,471
1/17	$11,228	$10,371	$11,638
2/17	$11,349	$10,451	$11,807
3/17	$11,312	$10,447	$11,781
4/17	$11,434	$10,534	$11,917
5/17	$11,522	$10,615	$12,020
6/17	$11,496	$10,606	$12,037
7/17	$11,631	$10,659	$12,170
8/17	$11,616	$10,751	$12,165
9/17	$11,740	$10,713	$12,274
10/17	$11,842	$10,726	$12,326
11/17	$11,862	$10,710	$12,295
12/17	$11,901	$10,757	$12,332
1/18	$12,019	$10,654	$12,406
2/18	$11,933	$10,553	$12,300
3/18	$11,906	$10,606	$12,226
4/18	$11,963	$10,535	$12,306
5/18	$11,961	$10,592	$12,302
6/18	$12,018	$10,577	$12,352
7/18	$12,101	$10,599	$12,486
8/18	$12,195	$10,651	$12,579
9/18	$12,254	$10,606	$12,649
10/18	$12,041	$10,517	$12,446
11/18	$11,876	$10,564	$12,339
12/18	$11,568	$10,730	$12,075
1/19	$12,033	$10,878	$12,621
2/19	$12,220	$10,889	$12,831
3/19	$12,319	$11,086	$12,952
4/19	$12,533	$11,102	$13,136
5/19	$12,376	$11,272	$12,980
6/19	$12,614	$11,431	$13,275
7/19	$12,647	$11,465	$13,350
8/19	$12,666	$11,725	$13,404
9/19	$12,751	$11,674	$13,452
10/19	$12,798	$11,712	$13,490
11/19	$12,804	$11,709	$13,534
12/19	$13,098	$11,727	$13,804
1/20	$13,138	$11,937	$13,808
2/20	$12,957	$12,116	$13,613
3/20	$10,987	$11,879	$12,053
4/20	$11,280	$12,117	$12,596
5/20	$11,869	$12,230	$13,151
6/20	$12,074	$12,332	$13,280
7/20	$12,583	$12,549	$13,902
8/20	$12,776	$12,477	$14,035
9/20	$12,693	$12,454	$13,890
10/20	$12,770	$12,410	$13,961
11/20	$13,227	$12,572	$14,513
12/20	$13,443	$12,615	$14,786
1/21	$13,513	$12,536	$14,835
2/21	$13,584	$12,374	$14,890
3/21	$13,642	$12,230	$14,912
4/21	$13,770	$12,333	$15,074
5/21	$13,824	$12,380	$15,118
6/21	$13,979	$12,470	$15,321
7/21	$13,975	$12,595	$15,379
8/21	$14,043	$12,587	$15,458
9/21	$14,068	$12,479	$15,457
10/21	$14,036	$12,469	$15,430
11/21	$13,871	$12,484	$15,280
12/21	$14,107	$12,476	$15,567
1/22	$13,825	$12,202	$15,141
2/22	$13,640	$12,036	$14,985
3/22	$13,544	$11,713	$14,814
4/22	$13,103	$11,276	$14,287
5/22	$12,946	$11,338	$14,322
6/22	$12,093	$11,112	$13,358
7/22	$12,682	$11,391	$14,146
8/22	$12,493	$11,095	$13,820
9/22	$11,970	$10,617	$13,271
10/22	$12,318	$10,500	$13,616
11/22	$12,479	$10,892	$13,912
12/22	$12,403	$10,855	$13,825
1/23	$12,887	$11,192	$14,351
2/23	$12,751	$10,917	$14,167
3/23	$12,883	$11,173	$14,318
4/23	$13,000	$11,241	$14,461
5/23	$12,886	$11,124	$14,329
6/23	$13,095	$11,107	$14,568
7/23	$13,322	$11,118	$14,769
8/23	$13,327	$11,051	$14,810
9/23	$13,138	$10,788	$14,635
10/23	$12,915	$10,625	$14,465
11/23	$13,479	$11,104	$15,120
12/23	$13,996	$11,525	$15,684
1/24	$14,080	$11,497	$15,683
2/24	$14,118	$11,360	$15,729
3/24	$14,325	$11,471	$15,915
4/24	$14,196	$11,203	$15,765
5/24	$14,354	$11,389	$15,938
6/24	$14,495	$11,493	$16,089
7/24	$14,673	$11,754	$16,402
8/24	$14,864	$11,927	$16,669
9/24	$15,039	$12,090	$16,939
10/24	$15,005	$11,816	$16,847
11/24	$15,177	$11,940	$17,041
12/24	$15,117	$11,760	$16,969
1/25	$15,277	$11,831	$17,201
2/25	$15,345	$12,075	$17,316
3/25	$15,115	$12,073	$17,139
4/25	$15,102	$12,115	$17,135
5/25	$15,362	$12,054	$17,423
6/25	$15,660	$12,242	$17,744
7/25	$15,739	$12,224	$17,824
8/25	$15,910	$12,371	$18,046
9/25	$16,009	$12,502	$18,194

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	6.45%	4.75%	4.82%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 59,504,668
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Material Fund Change Adviser [Text Block]

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000138838
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	Class R6
Trading Symbol	MSHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,088,793	$5,015,983	$5,137,455
11/15	$5,012,743	$4,997,691	$5,023,257
12/15	$4,837,546	$4,972,724	$4,896,741
1/16	$4,732,724	$5,027,618	$4,818,045
2/16	$4,744,752	$5,063,331	$4,845,584
3/16	$4,926,258	$5,125,385	$5,060,938
4/16	$5,071,595	$5,160,305	$5,259,077
5/16	$5,105,283	$5,164,336	$5,291,551
6/16	$5,133,714	$5,255,253	$5,340,252
7/16	$5,286,926	$5,298,558	$5,484,647
8/16	$5,397,544	$5,304,274	$5,599,381
9/16	$5,437,411	$5,305,534	$5,636,701
10/16	$5,471,919	$5,270,337	$5,658,466
11/16	$5,490,199	$5,151,874	$5,631,603
12/16	$5,588,368	$5,167,178	$5,735,540
1/17	$5,661,455	$5,185,408	$5,818,844
2/17	$5,725,143	$5,225,417	$5,903,532
3/17	$5,715,234	$5,223,667	$5,890,356
4/17	$5,779,590	$5,267,009	$5,958,375
5/17	$5,821,345	$5,307,646	$6,010,189
6/17	$5,811,352	$5,303,146	$6,018,317
7/17	$5,888,356	$5,329,560	$6,084,968
8/17	$5,878,287	$5,375,542	$6,082,584
9/17	$5,950,206	$5,356,623	$6,137,201
10/17	$5,998,960	$5,363,055	$6,163,122
11/17	$6,012,401	$5,354,939	$6,147,389
12/17	$6,038,153	$5,378,546	$6,165,966
1/18	$6,098,294	$5,326,789	$6,202,946
2/18	$6,057,695	$5,276,280	$6,150,230
3/18	$6,047,283	$5,302,892	$6,113,081
4/18	$6,079,502	$5,267,509	$6,152,855
5/18	$6,081,209	$5,296,234	$6,151,149
6/18	$6,113,737	$5,288,553	$6,175,840
7/18	$6,158,920	$5,299,621	$6,243,240
8/18	$6,210,556	$5,325,731	$6,289,282
9/18	$6,249,955	$5,302,910	$6,324,305
10/18	$6,144,348	$5,258,549	$6,223,201
11/18	$6,057,247	$5,282,199	$6,169,661
12/18	$5,906,875	$5,364,842	$6,037,567
1/19	$6,144,177	$5,438,812	$6,310,483
2/19	$6,242,590	$5,444,740	$6,415,421
3/19	$6,296,180	$5,543,060	$6,475,762
4/19	$6,408,721	$5,550,818	$6,567,834
5/19	$6,331,883	$5,635,849	$6,489,779
6/19	$6,457,131	$5,715,564	$6,637,689
7/19	$6,477,124	$5,732,577	$6,675,115
8/19	$6,490,672	$5,862,290	$6,701,817
9/19	$6,544,370	$5,836,892	$6,726,224
10/19	$6,564,848	$5,855,750	$6,744,800
11/19	$6,578,469	$5,854,580	$6,766,820
12/19	$6,729,442	$5,863,304	$6,902,108
1/20	$6,756,797	$5,968,538	$6,903,943
2/20	$6,660,708	$6,057,906	$6,806,590
3/20	$5,651,854	$5,939,573	$6,026,581
4/20	$5,812,362	$6,058,552	$6,298,102
5/20	$6,118,561	$6,115,138	$6,575,560
6/20	$6,227,311	$6,166,162	$6,639,924
7/20	$6,492,185	$6,274,476	$6,951,213
8/20	$6,588,095	$6,238,296	$7,017,293
9/20	$6,556,004	$6,227,053	$6,945,116
10/20	$6,599,125	$6,204,796	$6,980,382
11/20	$6,838,501	$6,285,765	$7,256,528
12/20	$6,950,008	$6,307,471	$7,393,106
1/21	$6,986,395	$6,267,825	$7,417,559
2/21	$7,026,899	$6,186,952	$7,444,810
3/21	$7,067,493	$6,114,952	$7,455,945
4/21	$7,137,676	$6,166,371	$7,536,931
5/21	$7,168,954	$6,189,892	$7,559,224
6/21	$7,252,843	$6,235,017	$7,660,486
7/21	$7,254,898	$6,297,624	$7,689,663
8/21	$7,294,544	$6,293,421	$7,729,166
9/21	$7,309,163	$6,239,678	$7,728,321
10/21	$7,296,067	$6,234,578	$7,715,087
11/21	$7,215,455	$6,242,109	$7,640,056
12/21	$7,345,606	$6,237,900	$7,783,263
1/22	$7,199,463	$6,101,139	$7,570,442
2/22	$7,107,498	$6,017,957	$7,492,714
3/22	$7,060,994	$5,856,502	$7,406,815
4/22	$6,835,117	$5,638,069	$7,143,440
5/22	$6,758,466	$5,669,091	$7,160,953
6/22	$6,310,096	$5,555,809	$6,678,808
7/22	$6,628,680	$5,695,493	$7,073,082
8/22	$6,525,025	$5,547,431	$6,910,092
9/22	$6,263,587	$5,308,427	$6,635,626
10/22	$6,442,047	$5,250,182	$6,808,071
11/22	$6,533,034	$5,445,942	$6,955,841
12/22	$6,491,057	$5,427,445	$6,912,428
1/23	$6,760,497	$5,595,807	$7,175,599
2/23	$6,684,382	$5,458,308	$7,083,354
3/23	$6,757,123	$5,586,356	$7,159,070
4/23	$6,821,649	$5,620,482	$7,230,559
5/23	$6,773,636	$5,562,210	$7,164,301
6/23	$6,878,552	$5,553,566	$7,284,178
7/23	$7,009,601	$5,559,087	$7,384,680
8/23	$7,007,917	$5,525,611	$7,405,134
9/23	$6,912,088	$5,393,852	$7,317,528
10/23	$6,798,836	$5,312,738	$7,232,313
11/23	$7,098,982	$5,551,837	$7,559,968
12/23	$7,378,850	$5,762,497	$7,841,804
1/24	$7,431,369	$5,748,706	$7,841,492
2/24	$7,455,777	$5,679,782	$7,864,406
3/24	$7,559,830	$5,735,549	$7,957,442
4/24	$7,504,493	$5,601,518	$7,882,640
5/24	$7,582,883	$5,694,370	$7,969,242
6/24	$7,670,667	$5,746,426	$8,044,503
7/24	$7,759,193	$5,876,857	$8,200,896
8/24	$7,873,541	$5,963,370	$8,334,668
9/24	$7,970,074	$6,045,161	$8,469,515
10/24	$7,956,453	$5,907,858	$8,423,738
11/24	$8,051,782	$5,970,143	$8,520,651
12/24	$8,028,346	$5,879,976	$8,484,323
1/25	$8,122,465	$5,915,408	$8,600,251
2/25	$8,162,949	$6,037,713	$8,657,978
3/25	$8,046,641	$6,036,272	$8,569,472
4/25	$8,034,814	$6,057,592	$8,567,746
5/25	$8,176,887	$6,026,869	$8,711,658
6/25	$8,339,209	$6,120,766	$8,871,880
7/25	$8,385,609	$6,112,028	$8,911,854
8/25	$8,491,083	$6,185,444	$9,023,241
9/25	$8,538,127	$6,250,980	$9,096,845

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	7.13%	5.43%	5.50%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 59,504,668
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Material Fund Change Adviser [Text Block]

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163600
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Class A
Trading Symbol	MUAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑ Actively increased allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to market rally and beginning of mid-cycle monetary easing that occurred in September 2025, which benefited performance from both higher market value and higher current yields than prevailing alternatives.

↑ Exposure to BBB securities helped increase income versus tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased in a higher prevailing interest rate environment matured off the portfolio and the proceeds were reinvested in lower yield environment.

↓ Elevated daily and weekly liquidity profile compared to prior years, which supported the Fund’s objective of capital preservation during the heightened geopolitical volatility in 2025 but also resulted in lower total income versus investing in longer-maturity structures offering incrementally higher yields.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$5,000,000	$5,000,000	$5,000,000
4/16	$5,000,003	$5,006,020	$5,000,304
5/16	$5,000,662	$5,009,930	$5,000,695
6/16	$5,001,684	$5,098,129	$5,002,577
7/16	$5,003,008	$5,140,140	$5,004,025
8/16	$5,004,731	$5,145,685	$5,004,915
9/16	$5,006,786	$5,146,907	$5,007,384
10/16	$5,009,223	$5,112,762	$5,008,636
11/16	$5,011,557	$4,997,841	$5,009,512
12/16	$5,014,460	$5,012,688	$5,011,641
1/17	$5,017,575	$5,030,373	$5,013,856
2/17	$5,020,452	$5,069,186	$5,015,934
3/17	$5,023,714	$5,067,488	$5,016,802
4/17	$5,027,277	$5,109,534	$5,020,169
5/17	$5,036,033	$5,148,956	$5,022,702
6/17	$5,039,887	$5,144,591	$5,026,930
7/17	$5,044,239	$5,170,215	$5,031,208
8/17	$5,048,709	$5,214,822	$5,035,921
9/17	$5,053,086	$5,196,469	$5,040,236
10/17	$5,057,624	$5,202,708	$5,044,739
11/17	$5,062,046	$5,194,836	$5,048,930
12/17	$5,062,455	$5,217,736	$5,054,540
1/18	$5,073,270	$5,167,527	$5,060,578
2/18	$5,078,582	$5,118,528	$5,065,363
3/18	$5,080,042	$5,144,344	$5,072,465
4/18	$5,092,717	$5,110,019	$5,079,096
5/18	$5,100,776	$5,137,886	$5,086,849
6/18	$5,108,862	$5,130,434	$5,095,406
7/18	$5,117,520	$5,141,171	$5,103,391
8/18	$5,126,131	$5,166,500	$5,112,592
9/18	$5,134,533	$5,144,362	$5,120,447
10/18	$5,143,653	$5,101,327	$5,129,300
11/18	$5,152,629	$5,124,270	$5,139,826
12/18	$5,162,530	$5,204,442	$5,149,288
1/19	$5,173,447	$5,276,200	$5,159,437
2/19	$5,188,508	$5,281,951	$5,168,624
3/19	$5,199,327	$5,377,331	$5,180,163
4/19	$5,209,619	$5,384,858	$5,189,907
5/19	$5,220,187	$5,467,346	$5,201,750
6/19	$5,230,181	$5,544,678	$5,213,261
7/19	$5,240,178	$5,561,182	$5,222,715
8/19	$5,249,765	$5,687,017	$5,233,429
9/19	$5,258,688	$5,662,378	$5,242,573
10/19	$5,267,394	$5,680,673	$5,252,657
11/19	$5,275,315	$5,679,537	$5,259,208
12/19	$5,283,143	$5,688,001	$5,266,715
1/20	$5,290,562	$5,790,088	$5,273,752
2/20	$5,297,197	$5,876,785	$5,281,549
3/20	$5,271,440	$5,761,990	$5,296,975
4/20	$5,285,705	$5,877,411	$5,297,388
5/20	$5,293,961	$5,932,305	$5,297,475
6/20	$5,296,115	$5,981,804	$5,298,155
7/20	$5,298,072	$6,086,880	$5,299,205
8/20	$5,299,578	$6,051,781	$5,299,611
9/20	$5,300,678	$6,040,874	$5,300,240
10/20	$5,296,150	$6,019,283	$5,300,791
11/20	$5,296,926	$6,097,831	$5,301,261
12/20	$5,297,678	$6,118,888	$5,301,847
1/21	$5,298,102	$6,080,428	$5,302,347
2/21	$5,298,230	$6,001,972	$5,302,796
3/21	$5,298,365	$5,932,125	$5,303,179
4/21	$5,298,496	$5,982,007	$5,303,259
5/21	$5,298,631	$6,004,824	$5,303,368
6/21	$5,298,762	$6,048,601	$5,303,172
7/21	$5,298,897	$6,109,336	$5,303,440
8/21	$5,299,032	$6,105,258	$5,303,650
9/21	$5,299,162	$6,053,122	$5,303,940
10/21	$5,299,297	$6,048,175	$5,303,722
11/21	$5,299,428	$6,055,480	$5,304,077
12/21	$5,299,563	$6,051,397	$5,304,454
1/22	$5,299,698	$5,918,725	$5,304,215
2/22	$5,294,509	$5,838,030	$5,304,895
3/22	$5,295,112	$5,681,403	$5,306,531
4/22	$5,296,408	$5,469,500	$5,307,277
5/22	$5,299,786	$5,499,595	$5,310,933
6/22	$5,304,941	$5,389,699	$5,312,091
7/22	$5,312,902	$5,525,207	$5,314,813
8/22	$5,323,553	$5,381,572	$5,323,391
9/22	$5,334,867	$5,149,714	$5,336,639
10/22	$5,343,699	$5,093,210	$5,345,015
11/22	$5,360,371	$5,283,117	$5,362,252
12/22	$5,384,944	$5,265,173	$5,381,660
1/23	$5,410,965	$5,428,501	$5,398,513
2/23	$5,430,451	$5,295,114	$5,416,133
3/23	$5,446,980	$5,419,333	$5,439,429
4/23	$5,474,551	$5,452,439	$5,456,550
5/23	$5,498,200	$5,395,909	$5,477,920
6/23	$5,516,372	$5,387,524	$5,502,990
7/23	$5,546,984	$5,392,879	$5,524,903
8/23	$5,572,886	$5,360,404	$5,549,849
9/23	$5,598,029	$5,232,585	$5,575,281
10/23	$5,624,332	$5,153,896	$5,600,184
11/23	$5,650,035	$5,385,846	$5,625,326
12/23	$5,682,312	$5,590,208	$5,651,546
1/24	$5,709,015	$5,576,830	$5,675,696
2/24	$5,733,973	$5,509,966	$5,698,949
3/24	$5,754,881	$5,564,065	$5,724,540
4/24	$5,780,689	$5,434,042	$5,749,102
5/24	$5,807,281	$5,524,118	$5,776,691
6/24	$5,833,030	$5,574,618	$5,800,248
7/24	$5,859,603	$5,701,149	$5,826,229
8/24	$5,891,901	$5,785,075	$5,854,100
9/24	$5,916,818	$5,864,420	$5,879,496
10/24	$5,941,246	$5,731,223	$5,901,829
11/24	$5,964,300	$5,791,645	$5,924,379
12/24	$5,987,661	$5,704,174	$5,948,334
1/25	$6,010,673	$5,738,547	$5,970,232
2/25	$6,031,460	$5,857,195	$5,989,192
3/25	$6,054,392	$5,855,797	$6,009,187
4/25	$6,070,499	$5,876,480	$6,029,862
5/25	$6,093,080	$5,846,676	$6,051,782
6/25	$6,114,586	$5,937,765	$6,071,683
7/25	$6,136,812	$5,929,289	$6,092,641
8/25	$6,159,014	$6,000,509	$6,116,581
9/25	$6,186,466	$6,064,086	$6,137,061

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class A	4.56%	3.14%	2.28%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.07%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.20%

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 15,185,874,224
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 20,218,148
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,185,874,224
# of Portfolio Holdings	207
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$20,218,148

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.3%
Certificates of Deposit	6.6%
Corporate Bonds	15.3%
Repurchase Agreements	20.1%
Commercial Paper	25.6%
Floating Rate Notes	32.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	73.2%
BBB	0.5%
A	22.8%
AA	2.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163598
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Institutional Class
Trading Symbol	MUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑ Actively increased allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to market rally and beginning of mid-cycle monetary easing that occurred in September 2025, which benefited performance from both higher market value and higher current yields than prevailing alternatives.

↑ Exposure to BBB securities helped increase income versus tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased in a higher prevailing interest rate environment matured off the portfolio and the proceeds were reinvested in lower yield environment.

↓ Elevated daily and weekly liquidity profile compared to prior years, which supported the Fund’s objective of capital preservation during the heightened geopolitical volatility in 2025 but also resulted in lower total income versus investing in longer-maturity structures offering incrementally higher yields.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,000,009	$1,001,204	$1,000,061
5/16	$1,000,349	$1,001,986	$1,000,139
6/16	$1,000,758	$1,019,626	$1,000,515
7/16	$1,001,235	$1,028,028	$1,000,805
8/16	$1,001,764	$1,029,137	$1,000,983
9/16	$1,002,342	$1,029,381	$1,001,477
10/16	$1,003,001	$1,022,552	$1,001,727
11/16	$1,003,634	$999,568	$1,001,902
12/16	$1,004,386	$1,002,538	$1,002,328
1/17	$1,005,181	$1,006,075	$1,002,771
2/17	$1,005,913	$1,013,837	$1,003,187
3/17	$1,007,744	$1,013,498	$1,003,360
4/17	$1,008,624	$1,021,907	$1,004,034
5/17	$1,009,544	$1,029,791	$1,004,540
6/17	$1,010,483	$1,028,918	$1,005,386
7/17	$1,011,527	$1,034,043	$1,006,242
8/17	$1,012,596	$1,042,964	$1,007,184
9/17	$1,013,640	$1,039,294	$1,008,047
10/17	$1,014,723	$1,040,542	$1,008,948
11/17	$1,015,778	$1,038,967	$1,009,786
12/17	$1,017,048	$1,043,547	$1,010,908
1/18	$1,018,376	$1,033,505	$1,012,116
2/18	$1,019,599	$1,023,706	$1,013,073
3/18	$1,020,065	$1,028,869	$1,014,493
4/18	$1,022,778	$1,022,004	$1,015,819
5/18	$1,024,571	$1,027,577	$1,017,370
6/18	$1,026,364	$1,026,087	$1,019,081
7/18	$1,028,278	$1,028,234	$1,020,678
8/18	$1,030,184	$1,033,300	$1,022,518
9/18	$1,032,042	$1,028,872	$1,024,089
10/18	$1,034,051	$1,020,265	$1,025,860
11/18	$1,036,026	$1,024,854	$1,027,965
12/18	$1,038,194	$1,040,888	$1,029,858
1/19	$1,040,566	$1,055,240	$1,031,887
2/19	$1,043,755	$1,056,390	$1,033,725
3/19	$1,046,109	$1,075,466	$1,036,033
4/19	$1,048,352	$1,076,972	$1,037,981
5/19	$1,050,658	$1,093,469	$1,040,350
6/19	$1,052,842	$1,108,936	$1,042,652
7/19	$1,055,034	$1,112,236	$1,044,543
8/19	$1,057,144	$1,137,403	$1,046,686
9/19	$1,059,115	$1,132,476	$1,048,515
10/19	$1,061,048	$1,136,135	$1,050,531
11/19	$1,062,818	$1,135,907	$1,051,842
12/19	$1,064,576	$1,137,600	$1,053,343
1/20	$1,066,251	$1,158,018	$1,054,750
2/20	$1,067,758	$1,175,357	$1,056,310
3/20	$1,062,746	$1,152,398	$1,059,395
4/20	$1,065,797	$1,175,482	$1,059,478
5/20	$1,067,643	$1,186,461	$1,059,495
6/20	$1,068,252	$1,196,361	$1,059,631
7/20	$1,068,738	$1,217,376	$1,059,841
8/20	$1,069,132	$1,210,356	$1,059,922
9/20	$1,069,442	$1,208,175	$1,060,048
10/20	$1,068,619	$1,203,857	$1,060,158
11/20	$1,068,864	$1,219,566	$1,060,252
12/20	$1,069,106	$1,223,778	$1,060,369
1/21	$1,069,283	$1,216,086	$1,060,469
2/21	$1,069,384	$1,200,394	$1,060,559
3/21	$1,069,474	$1,186,425	$1,060,636
4/21	$1,069,564	$1,196,401	$1,060,652
5/21	$1,069,648	$1,200,965	$1,060,674
6/21	$1,069,730	$1,209,720	$1,060,634
7/21	$1,069,825	$1,221,867	$1,060,688
8/21	$1,069,914	$1,221,052	$1,060,730
9/21	$1,069,991	$1,210,624	$1,060,788
10/21	$1,070,066	$1,209,635	$1,060,744
11/21	$1,070,142	$1,211,096	$1,060,815
12/21	$1,070,221	$1,210,279	$1,060,891
1/22	$1,070,296	$1,183,745	$1,060,843
2/22	$1,069,306	$1,167,606	$1,060,979
3/22	$1,069,515	$1,136,281	$1,061,306
4/22	$1,069,864	$1,093,900	$1,061,455
5/22	$1,070,594	$1,099,919	$1,062,187
6/22	$1,071,680	$1,077,940	$1,062,418
7/22	$1,073,334	$1,105,041	$1,062,963
8/22	$1,075,532	$1,076,314	$1,064,678
9/22	$1,077,863	$1,029,943	$1,067,328
10/22	$1,079,694	$1,018,642	$1,069,003
11/22	$1,084,195	$1,056,623	$1,072,450
12/22	$1,088,119	$1,053,035	$1,076,332
1/23	$1,093,424	$1,085,700	$1,079,703
2/23	$1,098,504	$1,059,023	$1,083,227
3/23	$1,101,895	$1,083,867	$1,087,886
4/23	$1,106,407	$1,090,488	$1,091,310
5/23	$1,111,235	$1,079,182	$1,095,584
6/23	$1,114,952	$1,077,505	$1,100,598
7/23	$1,121,184	$1,078,576	$1,104,981
8/23	$1,126,468	$1,072,081	$1,109,970
9/23	$1,131,597	$1,046,517	$1,115,056
10/23	$1,136,964	$1,030,779	$1,120,037
11/23	$1,143,352	$1,077,169	$1,125,065
12/23	$1,148,781	$1,118,042	$1,130,309
1/24	$1,154,230	$1,115,366	$1,135,139
2/24	$1,159,322	$1,101,993	$1,139,790
3/24	$1,163,596	$1,112,813	$1,144,908
4/24	$1,168,862	$1,086,808	$1,149,820
5/24	$1,174,340	$1,104,824	$1,155,338
6/24	$1,179,645	$1,114,924	$1,160,050
7/24	$1,186,306	$1,140,230	$1,165,246
8/24	$1,191,754	$1,157,015	$1,170,820
9/24	$1,198,091	$1,172,884	$1,175,899
10/24	$1,201,938	$1,146,245	$1,180,366
11/24	$1,206,702	$1,158,329	$1,184,876
12/24	$1,211,533	$1,140,835	$1,189,667
1/25	$1,216,293	$1,147,709	$1,194,046
2/25	$1,220,594	$1,171,439	$1,197,838
3/25	$1,225,340	$1,171,160	$1,201,837
4/25	$1,229,932	$1,175,296	$1,205,972
5/25	$1,233,377	$1,169,335	$1,210,356
6/25	$1,239,073	$1,187,553	$1,214,337
7/25	$1,242,439	$1,185,858	$1,218,528
8/25	$1,248,286	$1,200,102	$1,223,316
9/25	$1,252,699	$1,212,817	$1,227,412

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Institutional Class	4.56%	3.21%	2.42%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.07%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.20%

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 15,185,874,224
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 20,218,148
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,185,874,224
# of Portfolio Holdings	207
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$20,218,148

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.3%
Certificates of Deposit	6.6%
Corporate Bonds	15.3%
Repurchase Agreements	20.1%
Commercial Paper	25.6%
Floating Rate Notes	32.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	73.2%
BBB	0.5%
A	22.8%
AA	2.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163599
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Class IR
Trading Symbol	MULSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑ Actively increased allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to market rally and beginning of mid-cycle monetary easing that occurred in September 2025, which benefited performance from both higher market value and higher current yields than prevailing alternatives.

↑ Exposure to BBB securities helped increase income versus tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased in a higher prevailing interest rate environment matured off the portfolio and the proceeds were reinvested in lower yield environment.

↓ Elevated daily and weekly liquidity profile compared to prior years, which supported the Fund’s objective of capital preservation during the heightened geopolitical volatility in 2025 but also resulted in lower total income versus investing in longer-maturity structures offering incrementally higher yields.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$5,000,000	$5,000,000	$5,000,000
4/16	$5,000,059	$5,006,020	$5,000,304
5/16	$5,001,969	$5,009,930	$5,000,695
6/16	$5,004,222	$5,098,129	$5,002,577
7/16	$5,006,819	$5,140,140	$5,004,025
8/16	$5,009,676	$5,145,685	$5,004,915
9/16	$5,012,772	$5,146,907	$5,007,384
10/16	$5,021,297	$5,112,762	$5,008,636
11/16	$5,024,671	$4,997,841	$5,009,512
12/16	$5,028,649	$5,012,688	$5,011,641
1/17	$5,032,835	$5,030,373	$5,013,856
2/17	$5,036,677	$5,069,186	$5,015,934
3/17	$5,041,017	$5,067,488	$5,016,802
4/17	$5,045,627	$5,109,534	$5,020,169
5/17	$5,050,441	$5,148,956	$5,022,702
6/17	$5,055,347	$5,144,591	$5,026,930
7/17	$5,060,789	$5,170,215	$5,031,208
8/17	$5,066,353	$5,214,822	$5,035,921
9/17	$5,071,790	$5,196,469	$5,040,236
10/17	$5,077,425	$5,202,708	$5,044,739
11/17	$5,082,911	$5,194,836	$5,048,930
12/17	$5,089,486	$5,217,736	$5,054,540
1/18	$5,096,349	$5,167,527	$5,060,578
2/18	$5,102,666	$5,118,528	$5,065,363
3/18	$5,110,325	$5,144,344	$5,072,465
4/18	$5,119,008	$5,110,019	$5,079,096
5/18	$5,128,201	$5,137,886	$5,086,849
6/18	$5,137,390	$5,130,434	$5,095,406
7/18	$5,147,192	$5,141,171	$5,103,391
8/18	$5,156,950	$5,166,500	$5,112,592
9/18	$5,166,468	$5,144,362	$5,120,447
10/18	$5,176,749	$5,101,327	$5,129,300
11/18	$5,186,851	$5,124,270	$5,139,826
12/18	$5,197,925	$5,204,442	$5,149,288
1/19	$5,215,230	$5,276,200	$5,159,437
2/19	$5,226,195	$5,281,951	$5,168,624
3/19	$5,238,211	$5,377,331	$5,180,163
4/19	$5,249,666	$5,384,858	$5,189,907
5/19	$5,261,435	$5,467,346	$5,201,750
6/19	$5,272,595	$5,544,678	$5,213,261
7/19	$5,283,799	$5,561,182	$5,222,715
8/19	$5,294,594	$5,687,017	$5,233,429
9/19	$5,304,685	$5,662,378	$5,242,573
10/19	$5,314,596	$5,680,673	$5,252,657
11/19	$5,323,681	$5,679,537	$5,259,208
12/19	$5,332,713	$5,688,001	$5,266,715
1/20	$5,341,334	$5,790,088	$5,273,752
2/20	$5,349,095	$5,876,785	$5,281,549
3/20	$5,329,568	$5,761,990	$5,296,975
4/20	$5,339,723	$5,877,411	$5,297,388
5/20	$5,349,197	$5,932,305	$5,297,475
6/20	$5,352,472	$5,981,804	$5,298,155
7/20	$5,355,131	$6,086,880	$5,299,205
8/20	$5,357,334	$6,051,781	$5,299,611
9/20	$5,359,106	$6,040,874	$5,300,240
10/20	$5,360,576	$6,019,283	$5,300,791
11/20	$5,356,656	$6,097,831	$5,301,261
12/20	$5,358,100	$6,118,888	$5,301,847
1/21	$5,359,214	$6,080,428	$5,302,347
2/21	$5,359,927	$6,001,972	$5,302,796
3/21	$5,360,605	$5,932,125	$5,303,179
4/21	$5,361,278	$5,982,007	$5,303,259
5/21	$5,361,925	$6,004,824	$5,303,368
6/21	$5,362,558	$6,048,601	$5,303,172
7/21	$5,363,265	$6,109,336	$5,303,440
8/21	$5,363,939	$6,105,258	$5,303,650
9/21	$5,364,543	$6,053,122	$5,303,940
10/21	$5,365,146	$6,048,175	$5,303,722
11/21	$5,365,748	$6,055,480	$5,304,077
12/21	$5,366,372	$6,051,397	$5,304,454
1/22	$5,366,980	$5,918,725	$5,304,215
2/22	$5,362,219	$5,838,030	$5,304,895
3/22	$5,363,493	$5,681,403	$5,306,531
4/22	$5,365,468	$5,469,500	$5,307,277
5/22	$5,369,356	$5,499,595	$5,310,933
6/22	$5,375,021	$5,389,699	$5,312,091
7/22	$5,383,545	$5,525,207	$5,314,813
8/22	$5,394,798	$5,381,572	$5,323,391
9/22	$5,406,711	$5,149,714	$5,336,639
10/22	$5,416,126	$5,093,210	$5,345,015
11/22	$5,433,473	$5,283,117	$5,362,252
12/22	$5,458,847	$5,265,173	$5,381,660
1/23	$5,485,691	$5,428,501	$5,398,513
2/23	$5,505,873	$5,295,114	$5,416,133
3/23	$5,523,104	$5,419,333	$5,439,429
4/23	$5,551,510	$5,452,439	$5,456,550
5/23	$5,575,970	$5,395,909	$5,477,920
6/23	$5,594,854	$5,387,524	$5,502,990
7/23	$5,626,366	$5,392,879	$5,524,903
8/23	$5,653,120	$5,360,404	$5,549,849
9/23	$5,679,094	$5,232,585	$5,575,281
10/23	$5,706,267	$5,153,896	$5,600,184
11/23	$5,732,821	$5,385,846	$5,625,326
12/23	$5,766,057	$5,590,208	$5,651,546
1/24	$5,793,649	$5,576,830	$5,675,696
2/24	$5,819,437	$5,509,966	$5,698,949
3/24	$5,841,138	$5,564,065	$5,724,540
4/24	$5,867,816	$5,434,042	$5,749,102
5/24	$5,895,564	$5,524,118	$5,776,691
6/24	$5,922,438	$5,574,618	$5,800,248
7/24	$5,956,137	$5,701,149	$5,826,229
8/24	$5,983,738	$5,785,075	$5,854,100
9/24	$6,015,803	$5,864,420	$5,879,496
10/24	$6,035,371	$5,731,223	$5,901,829
11/24	$6,059,538	$5,791,645	$5,924,379
12/24	$6,084,052	$5,704,174	$5,948,334
1/25	$6,108,214	$5,738,547	$5,970,232
2/25	$6,130,047	$5,857,195	$5,989,192
3/25	$6,154,137	$5,855,797	$6,009,187
4/25	$6,171,270	$5,876,480	$6,029,862
5/25	$6,195,019	$5,846,676	$6,051,782
6/25	$6,217,654	$5,937,765	$6,071,683
7/25	$6,241,053	$5,929,289	$6,092,641
8/25	$6,270,695	$6,000,509	$6,116,581
9/25	$6,293,117	$6,064,086	$6,137,061

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class IR	4.61%	3.27%	2.47%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.07%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.20%

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 15,185,874,224
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 20,218,148
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,185,874,224
# of Portfolio Holdings	207
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$20,218,148

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.3%
Certificates of Deposit	6.6%
Corporate Bonds	15.3%
Repurchase Agreements	20.1%
Commercial Paper	25.6%
Floating Rate Notes	32.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	73.2%
BBB	0.5%
A	22.8%
AA	2.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports